UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Address of principal executive offices) (Zip code)

Robert C. Holderith
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached hereto.

EGA Emerging Global Shares Trust

Semi-Annual Report

September 30, 2014

EGShares Beyond BRICs ETF

EGShares Blue Chip ETF

EGShares Brazil Infrastructure ETF

EGShares EM Dividend High Income ETF

EGShares Emerging Markets Consumer ETF

EGShares Emerging Markets Core ETF

EGShares Emerging Markets Dividend Growth ETF

EGShares Emerging Markets Domestic Demand ETF

EGShares India Consumer ETF

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

EGShares Low Volatility Emerging Markets Dividend ETF

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Shareholder Letter
September 30, 2014

Dear Shareholder,

The second and third quarters of 2014 can be described in a single word: volatile. What started off as a continuation of the turnaround we saw in most emerging market countries at the end of the first quarter turned into rough ride by mid September. Gains in the MSCI Emerging Markets (EM) Index in July and August evaporated in September as investors were roiled by a sharp rise in the U.S. Dollar. This sharp rise was bolstered by fears of an earlier than expected rate hike by the U.S. Federal Reserve as the U.S. economy gathered momentum. Emerging markets were not the only non-U.S. equity market affected and the euro declined as Europe edged closer to recession and deflation. However, the MSCI Frontier Market (FM) Index continued to be the star performer in the third quarter and maintained its strong performance from the first half of 2014. Overall, the MSCI EM Index was up 2.87% and the MSCI FM Index up 13.63% from March 31, 2014 to September 30, 2014. Flows for both emerging markets equity and fixed income exchange-traded funds (ETFs) were generally positive as were flows into EGShares ETFs.

Persistent and upgraded sanctions against Russia are not in the mainstream media to the degree they once were, but the possibility they are implemented remains to have an effect on Russia and its trading partners. We continue to monitor those funds that have exposure in this area.

Our investment philosophy continues to be based on applying selection criteria to allocate within emerging markets, much as investors do in developed markets. We believe that long-term emerging market equity returns will likely be enhanced by sectors driven by domestic demand and smaller or less mature countries. The success of our EGShares Beyond BRICs ETF (BBRC) underscores this philosophy as it has brought in over $250 million in assets this year and returned 5.24% from March 31, 2014 to September 30, 2014. The fund provides integrated exposure across 17 smaller, less mature emerging markets and frontier markets and excludes the larger or more mature BRIC countries, as well as South Korea and Taiwan. We believe that BBRC’s net inflows reflect inventors’ ongoing questioning of the broad benchmarks as an investment solution and suggests a more forward looking approach.

During the second quarter of 2014, Emerging Global Advisors (EGA) launched our first ETF that included companies from developed markets. While we believe the best way for an investor to access the potential growth of emerging markets is through emerging market-based companies, there are some investors who would rather access that growth through companies based in more developed markets. The challenge, however, is finding those companies that disclose the amount of their revenue that is derived from emerging markets. The EGShares Blue Chip ETF was launched on April 23, 2014 to address this challenge and invests in developed market companies with measurable, meaningful, growing and quality revenue from emerging and frontier market countries.1

EGA assets grew meaningfully from the $1.47 billion we held on March 31, 2014 and stood at $1.75 billion at the end of the third quarter, a change of just over 19%.

As always, we remain committed to employing a disciplined, rules-based investment process rooted in research and portfolio strategy to generate alpha in emerging and frontier markets. Thank you for the trust you have placed in us through your investment.

Sincerely,

Robert C. Holderith
President
Emerging Global Advisors, LLC

[1]	This fund is new and therefore has limited performance history.

EGA Emerging Global Shares Trust   1

Shareholder Letter (concluded)
September 30, 2014

This material must be accompanied by or preceded by the prospectus.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Small and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche.

These Funds may be non-diversified and, as a result, may have greater volatility than diversified funds. These Fund may concentrate its investment in issuers of one or more particular industries to the same extent as their underlying index. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. In certain circumstances, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value preventing them from tracking the underlying index. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained.

MSCI Emerging Markets Index is an index that is designed to measure equity market performance in global emerging markets. MSCI Frontier Markets Index is an index that is designed to measure equity market performance of frontier markets. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any claims contained herein. One cannot invest in an index.

This manager commentary represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results.

Robert Holderith is a registered representative of ALPS Distributors Inc. EGShares Funds are distributed by ALPS Distributors Inc. ALPS Distributors, Inc. is not affiliated with EGA.

2   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares Beyond BRICs ETF

Industry Breakdown*

■ Financials	37.7%
■ Telecommunications	20.8
■ Oil & Gas	9.7
■ Industrials	8.9
■ Consumer Services	8.7
■ Consumer Goods	6.4
■ Utilities	4.1
■ Basic Materials	2.4
■ Health Care	1.3

Top Ten Holdings*

America Movil SAB de CV Series L	3.4%
Guaranty Trust Bank PLC	3.2
Industries Qatar QSC	3.1
Masraf Al Rayan	3.1
Zenith Bank PLC	3.0
Ooredoo QSC	3.0
Vodafone Qatar	2.8
Naspers, Ltd. N Shares	2.7
MTN Group, Ltd.	2.7
Sasol, Ltd.	2.5

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Beyond BRICs ETF (ticker: BBRC)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (“Underlying Index”). The Underlying Index is designed to represent the performance of a diversified basket of 90 liquid companies in Emerging and Frontier markets, as defined by FTSE’s Country Classification System, ex Brazil, Russia, India, China (BRIC), Taiwan and Argentina. The index is market capitalization weighted, and will generally provide exposure up to 75% emerging markets and 25% frontier markets.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

EGA Emerging Global Shares Trust   3

Portfolio Summary (Unaudited)
EGShares Blue Chip ETF

Industry Breakdown*

■ Information Technology	23.5%
■ Materials	22.8
■ Consumer Discretionary	16.7
■ Consumer Staples	13.6
■ Industrials	6.9
■ Energy	6.8
■ Telecommunication Services	6.4
■ Financials	3.3

Top Ten Holdings*

Skyworks Solutions, Inc.	3.7%
Tenaris SA	3.6
Anheuser-Busch InBev NV	3.6
Kansas City Southern	3.5
Yum! Brands, Inc.	3.5
Avago Technologies, Ltd.	3.5
Las Vegas Sands Corp.	3.5
Mead Johnson Nutrition Co.	3.5
Delta Electronics, Inc.	3.4
NXP Semiconductors NV	3.4

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Blue Chip ETF (ticker: BCHP)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Developed Markets Blue Chip EM Access Index (the “Underlying Index”). The Fund attempts to replicate the portfolio of the Underlying Index by investing at least 80% of its net assets in equity securities (including common shares traded on local exchanges, ADRs and GDRs) of well established, widely recognized companies that are among the market leaders in their respective sectors (i.e., “blue chip companies”) that have meaningful exposure to emerging markets.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from investing more than 25% of the Fund’s assets in issuers conducting business in the same industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche.

4   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares Brazil Infrastructure ETF

Industry Breakdown*

■ Utilities	51.7%
■ Basic Materials	16.9
■ Telecommunications	15.8
■ Industrials	14.3
■ Health Care	1.3

Top Ten Holdings*

Oi SA Preference Shares	6.0%
Tractebel Energia SA	5.1
CPFL Energia SA	5.0
Telefonica Brasil SA Preference Shares	5.0
Companhia Energetica de Sao Paulo Preference Shares, Class B	5.0
Companhia Siderurgica Nacional SA	4.9
Gerdau SA Preference Shares	4.9
Companhia de Saneamento Basico do Estado de Sao Paulo	4.9
Ultrapar Participacoes SA	4.9
CCR SA	4.8

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Brazil Infrastructure ETF (ticker: BRXX)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Brazil Infrastructure Extended Index (“Underlying Index”). The Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that FTSE determines to be representative of Brazil’s infrastructure industries.

The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   5

Portfolio Summary (Unaudited)
EGShares EM Dividend High Income ETF

Industry Breakdown*

■ Basic Materials	20.0%
■ Financials	19.8
■ Utilities	14.9
■ Consumer Goods	12.0
■ Industrials	11.8
■ Telecommunications	9.8
■ Consumer Services	8.1
■ Oil & Gas	3.6

Top Ten Holdings*

PT Tambang Batubara Bukit Asam Persero Tbk	2.7%
CEZ AS	2.6
TTW PCL NVDR	2.5
Anhui Expressway Co., Ltd. Class H	2.5
Yanzhou Coal Mining Co., Ltd. Class H	2.4
The Hub Power Co., Ltd.	2.4
Parkson Holdings Bhd	2.4
Fauji Fertilizer Co., Ltd.	2.3
Ford Otomotiv Sanayi AS	2.3
Grendene SA	2.3

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares EM Dividend High Income ETF (ticker: EMHD)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Equal Weighted Emerging All Cap ex-Taiwan Diversified Dividend Yield 50 Index (“Underlying Index”). The Underlying Index is equally-weighted and measures the stock performance of the top 50 emerging market companies ranked by trailing dividend yield, with a limit of no more than 10 stocks per industry and country.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

6   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares Emerging Markets Consumer ETF

Industry Breakdown*

■ Consumer Goods	52.9%
■ Consumer Services	47.1

Top Ten Holdings*

Naspers, Ltd. N Shares	10.1%
AMBEV SA ADR	7.4
Fomento Economico Mexicano SAB de CV Series UBD	5.6
Magnit OJSC GDR	5.1
BRF SA ADR	4.9
Grupo Televisa SAB Series CPO	4.4
Wal-Mart de Mexico SAB de CV Series V	4.3
ITC, Ltd.	4.0
PT Astra International Tbk	3.8
Steinhoff International Holdings, Ltd.	3.5

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Emerging Markets Consumer ETF (ticker: ECON)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 Index (“Underlying Index”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading companies that S&P Dow Jones Indices determines to be representative of the emerging market Consumer Goods and Consumer Services Industries.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   7

Portfolio Summary (Unaudited)
EGShares Emerging Markets Core ETF

Sector Breakdown*

■ Consumer Discretionary	18.9%
■ Financials	16.8
■ Consumer Staples	15.0
■ Industrials	9.2
■ Information Technology	9.0
■ Health Care	7.1
■ Utilities	6.8
■ Materials	6.5
■ Energy	5.7
■ Telecommunication Services	5.0

Top Ten Holdings*

Tata Motors, Ltd. ADR	1.5%
Tata Consultancy Services, Ltd.	1.5
Dr. Reddy's Laboratories, Ltd.	1.5
Hindustan Unilever, Ltd.	1.4
Ayala Land, Inc.	1.4
PT Telekomunikasi Indonesia Persero Tbk ADR	1.4
BRF SA ADR	1.4
Sun Pharmaceutical Industries, Ltd.	1.4
CEZ AS	1.3
MMC Norilsk Nickel OJSC ADR	1.3

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Emerging Markets Core ETF (ticker: EMCR)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (“Underlying Index”). The Underlying Index is comprised of 116 leading companies that S&P Dow Jones Indices determines to be representative of all industries in emerging market countries.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

8   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares Emerging Markets Dividend Growth ETF

Industry Breakdown*

■ Financials	23.6%
■ Consumer Goods	13.5
■ Oil & Gas	12.9
■ Utilities	11.6
■ Basic Materials	11.6
■ Industrials	11.0
■ Consumer Services	9.6
■ Telecommunications	5.2
■ Health Care	1.0

Top Ten Holdings*

BRF SA	3.1%
Banco Bradesco SA Preference Shares	3.0
China Mobile, Ltd.	2.9
Bank of China, Ltd. Class H	2.9
CIMB Group Holdings Bhd	2.8
Tenaga Nasional Bhd	2.7
PT Bank Rakyat Indonesia Persero Tbk	2.7
CNOOC, Ltd.	2.7
Gazprom OAO ADR	2.7
Tatneft OAO ADR	2.6

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Emerging Markets Dividend Growth ETF (ticker: EMDG)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex Taiwan Diversified Capped Dividend Growth 50 Index (“Underlying Index”). The Underlying Index is a capped free float market-cap weighted index that measures the stock performance of 50 emerging market companies with a high compounded annual dividend growth rate. The index has been designed to capture diversified securities across emerging market countries that have been screened for consistent dividend quality.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   9

Portfolio Summary (Unaudited)
EGShares Emerging Markets Domestic Demand ETF

Sector Breakdown*

■ Consumer Staples	29.9%
■ Telecommunication Services	29.6
■ Consumer Discretionary	27.3
■ Utilities	8.3
■ Health Care	4.9

Top Ten Holdings*

America Movil SAB de CV Series L ADR	5.1%
AMBEV SA ADR	4.9
Naspers, Ltd. N Shares	4.9
China Mobile, Ltd.	4.7
MTN Group, Ltd.	4.6
Grupo Televisa SAB ADR	4.0
Fomento Economico Mexicano SAB de CV ADR	3.3
PT Astra International Tbk	3.0
Tenaga Nasional Bhd	2.9
Sun Pharmaceutical Industries, Ltd.	2.7

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Emerging Markets Domestic Demand ETF (ticker: EMDD)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Domestic Demand Index (“Underlying Index”). The Underlying Index is free-float market capitalization-weighted stock market index comprised of 50 emerging markets companies in the consumer staples, consumer discretionary, telecommunication services, health care and the utilities sectors.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

10   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares India Consumer ETF

Industry Breakdown*

■ Consumer Goods	79.8%
■ Industrials	15.4
■ Consumer Services	4.8

Top Ten Holdings*

MRF, Ltd.	6.1%
Motherson Sumi Systems, Ltd.	5.9
Bosch, Ltd.	5.8
Bharat Forge, Ltd.	5.7
Mahindra & Mahindra, Ltd.	5.3
Hero MotoCorp, Ltd.	5.0
Marico, Ltd.	4.9
Hindustan Unilever, Ltd.	4.6
Dabur India, Ltd.	4.5
Godrej Consumer Products, Ltd.	4.5

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares India Consumer ETF (ticker: INCO)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (“Underlying Index”). The Underlying Index is comprised of 30 stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   11

Portfolio Summary (Unaudited)
EGShares India Infrastructure ETF

Industry Breakdown*

■ Industrials	36.8%
■ Utilities	19.2
■ Telecommunications	15.7
■ Basic Materials	13.8
■ Consumer Goods	7.4
■ Oil & Gas	5.1
■ Financials	1.2
■ Consumer Services	0.8

Top Ten Holdings*

Bharti Airtel, Ltd.	5.6%
Idea Cellular, Ltd.	5.5
Tata Motors, Ltd.	5.2
Ambuja Cements, Ltd.	5.2
Adani Ports and Special Economic Zone, Ltd.	5.1
Mahindra & Mahindra, Ltd.	5.1
GAIL India, Ltd.	5.1
NTPC, Ltd.	5.0
NMDC, Ltd.	4.9
Bharat Heavy Electricals, Ltd.	4.8

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares India Infrastructure ETF (ticker: INXX)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index (“Underlying Index”). The Underlying Index is a free-float capitalization- weighted stock market index comprised of 30 leading emerging market companies that Indxx, LLC determines to be representative of India’s infrastructure sectors.

This Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

12   EGA Emerging Global Shares Trust

Portfolio Summary (Unaudited)
EGShares India Small Cap ETF

Industry Breakdown*

■ Financials	30.7%
■ Consumer Goods	23.5
■ Industrials	21.4
■ Utilities	9.6
■ Technology	5.4
■ Oil & Gas	4.3
■ Health Care	2.8
■ Consumer Services	1.2
■ Telecommunications	1.1
■ Basic Materials	0.0	**

Top Ten Holdings*

Federal Bank, Ltd.	4.9%
Bharat Forge, Ltd.	4.8
MRF, Ltd.	4.7
LIC Housing Finance, Ltd.	4.5
Cummins India, Ltd.	4.3
Mindtree, Ltd.	3.9
Hindustan Petroleum Corp., Ltd.	3.7
Exide Industries, Ltd.	3.6
Reliance Infrastructure, Ltd.	3.6
Crompton Greaves, Ltd.	3.4

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.
**	Amount rounds to less than 0.05%.

EGShares India Small Cap ETF (ticker: SCIN)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (“Underlying Index”). The Underlying Index is comprised of 75 stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the small cap segment in India.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

EGA Emerging Global Shares Trust   13

Portfolio Summary (Unaudited)
EGShares Low Volatility Emerging Markets Dividend ETF

Industry Breakdown*

■ Financials	25.2%
■ Telecommunications	20.4
■ Utilities	13.1
■ Oil & Gas	10.8
■ Consumer Services	9.3
■ Industrials	7.7
■ Basic Materials	7.2
■ Health Care	3.6
■ Consumer Goods	2.7

Top Ten Holdings*

Ecopetrol SA ADR	4.7%
Grupo Aeroportuario del Centro Norte SAB de CV	4.6
O2 Czech Republic AS	4.4
PT Indo Tambangraya Megah Tbk	4.2
CEZ AS	4.0
BTS Group Holdings PCL NVDR	3.7
United Bank, Ltd.	3.6
Fleury SA	3.6
Advanced Info Service PCL NVDR	3.6
Aguas Andinas SA Class A	3.4

*	Expressed as a percentage of total investments in securities as of 9/30/2014. Holdings are subject to change.

EGShares Low Volatility Emerging Markets Dividend ETF (ticker: HILO)

The Fund’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index (“Underlying Index”). The Underlying Index is a dividend yield weighted stock market index comprised of 30 emerging markets companies that have a high dividend yield and low beta. The Underlying Index is screened for size and liquidity, dividend quality and volatility.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. This Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is concentrated. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. Small cap and mid cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

14   EGA Emerging Global Shares Trust

Shareholder Expense Examples (Unaudited)

As a shareholder of an EGShares ETF, you incur advisory fees and other Fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (April 1, 2014 to September 30, 2014).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid Through 9/30/2014” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EGA Emerging Global Shares Trust   15

Shareholder Expense Examples (Unaudited)  (concluded)

	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Annualized Expense Ratios for the Period	Expenses Paid Through 9/30/2014(1)
EGShares Beyond BRICs ETF
Actual	$1,000.00	$1,052.36	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
EGShares Blue Chip ETF(2)
Actual	$1,000.00	$952.50	0.60%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
EGShares Brazil Infrastructure ETF
Actual	$1,000.00	$881.10	0.85%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31
EGShares EM Dividend High Income ETF
Actual	$1,000.00	$1,025.65	0.85%	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31
EGShares Emerging Markets Consumer ETF (Consolidated)(3)
Actual	$1,000.00	$988.69	0.83%	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	0.83%	$4.20
EGShares Emerging Markets Core ETF (Consolidated)(3)
Actual	$1,000.00	$1,049.90	0.71%	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	0.71%	$3.60
EGShares Emerging Markets Dividend Growth ETF
Actual	$1,000.00	$1,000.56	0.85%	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31
EGShares Emerging Markets Domestic Demand ETF (Consolidated)(3)
Actual	$1,000.00	$1,056.48	0.85%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31
EGShares India Consumer ETF (Consolidated)(3)
Actual	$1,000.00	$1,246.76	0.90%	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56
EGShares India Infrastructure ETF (Consolidated)(3)
Actual	$1,000.00	$1,143.61	0.87%	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	0.87%	$4.41
EGShares India Small Cap ETF (Consolidated)(3)
Actual	$1,000.00	$1,248.82	0.90%	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56
EGShares Low Volatility Emerging Markets Dividend ETF (Consolidated)(3)
Actual	$1,000.00	$1,008.83	0.87%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	0.87%	$4.41
1	Expenses are calculated using each Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, if any, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the six-month period).
2	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 161/365 (to reflect commencement of operations). Hypothetical expenses are calculated for the full six month period.
3	Expenses for these Funds include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 in the Notes to Financial Statements.

16   EGA Emerging Global Shares Trust

Schedule of Investments
EGShares Beyond BRICs ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.4%
Bangladesh—0.7%
GrameenPhone, Ltd.	392,400	$1,936,770
Chile—3.1%
Banco de Chile	8,646,843	1,067,520
Banco Santander Chile	21,101,322	1,178,752
Empresa Nacional de Electricidad SA	1,142,140	1,676,357
Empresas Copec SA	128,005	1,567,058
Enersis SA	7,060,592	2,244,279
S.A.C.I. Falabella	162,461	1,227,493
Total Chile		8,961,459
Colombia—1.0%
Ecopetrol SA	1,797,729	2,818,623
Czech Republic—0.6%
CEZ AS	54,382	1,653,332
Indonesia—7.7%
PT Astra International Tbk	7,379,646	4,269,717
PT Bank Central Asia Tbk	4,481,064	4,808,364
PT Bank Mandiri Persero Tbk	3,431,166	2,837,012
PT Bank Rakyat Indonesia Persero Tbk	3,976,372	3,402,025
PT Perusahaan Gas Negara Persero Tbk	3,699,622	1,821,726
PT Telekomunikasi Indonesia Persero Tbk	19,910,417	4,763,140
Total Indonesia		21,901,984
Malaysia—13.8%
Axiata Group Bhd	1,834,200	3,913,855
CIMB Group Holdings Bhd	1,909,000	4,090,922
DiGi.Com Bhd	1,366,900	2,437,544
Genting Bhd	814,500	2,356,228
IHH Healthcare Bhd	913,200	1,414,131
IOI Corp. Bhd	1,348,100	1,976,638
Malayan Banking Bhd	1,568,200	4,761,247
Maxis Bhd	964,800	1,905,778
Petronas Chemicals Group Bhd	1,055,600	2,007,908
Petronas Gas Bhd	288,100	2,012,880
Public Bank Bhd	1,201,120	6,920,033
Sime Darby Bhd	1,236,000	3,447,462
Tenaga Nasional Bhd	576,700	2,176,359
Total Malaysia		39,420,985
Mexico—15.1%
Alfa, SAB de CV Class A	785,410	2,688,356
America Movil SAB de CV Series L	7,583,496	9,576,597
Arca Continental SAB de CV	84,788	581,384
Cemex SAB de CV Series CPO	3,312,760	4,316,621
Fomento Economico Mexicano SAB de CV Series UBD ADR	606,291	5,581,114
Grupo Bimbo SAB de CV Series A	601,819	1,744,929
Grupo Financiero Banorte SAB de CV Class O	642,200	4,101,779
Grupo Financiero Inbursa SAB de CV Class O	648,687	1,860,050
Grupo Mexico SAB de CV Series B	1,089,695	3,648,747
Grupo Televisa SAB Series CPO	739,627	5,017,034
Wal-Mart de Mexico SAB de CV Series V	1,599,914	4,022,941
Total Mexico		43,139,552

Investments	Shares	Value
Nigeria—6.2%
Guaranty Trust Bank PLC	50,235,172	$9,132,272
Zenith Bank PLC	57,733,081	8,643,205
Total Nigeria		17,775,477
Oman—0.7%
Oman Telecommunications Co. SAOG	473,078	2,039,765
Philippines—1.5%
Philippine Long Distance Telephone Co.	30,205	2,085,123
SM Investments Corp.	130,323	2,333,342
Total Philippines		4,418,465
Poland—4.5%
Bank Pekao SA	44,903	2,637,758
Bank Zachodni WBK SA	10,792	1,289,464
PGE SA	298,353	1,892,514
Powszechna Kasa Oszczednosci Bank Polski SA	341,575	4,097,784
Powszechny Zaklad Ubezpieczen SA	19,758	2,877,727
Total Poland		12,795,247
Qatar—16.1%
Barwa Real Estate Co.	290,671	3,196,511
Gulf International Services QSC	173,448	5,848,435
Industries Qatar QSC	174,270	8,909,930
Masraf Al Rayan	566,364	8,662,093
Ooredoo QSC	237,548	8,642,497
Qatar Gas Transport Co. (Nakilat)	417,530	2,787,049
Vodafone Qatar	1,390,931	8,062,427
Total Qatar		46,108,942
South Africa—15.0%
Anglo American Platinum, Ltd.*	20,704	670,858
Aspen Pharmacare Holdings, Ltd.	73,229	2,181,007
Barclays Africa Group, Ltd.	104,258	1,422,281
FirstRand, Ltd.	861,153	3,278,986
Kumba Iron Ore, Ltd.	18,818	443,924
MTN Group, Ltd.	366,703	7,735,061
Naspers, Ltd. N Shares	70,540	7,773,089
Remgro, Ltd.	117,307	2,367,476
Sanlam, Ltd.	425,200	2,457,510
Sasol, Ltd.	132,619	7,199,510
Standard Bank Group, Ltd.	289,212	3,344,372
Steinhoff International Holdings, Ltd.	600,039	2,872,136
Vodacom Group, Ltd.	105,410	1,212,869
Total South Africa		42,959,079
Thailand—6.3%
Advanced Info Service PCL NVDR	437,700	3,037,240
Bangkok Bank PCL NVDR	157,320	989,770
CP ALL PCL NVDR	1,503,500	2,074,992
Kasikornbank PCL NVDR	420,500	3,047,571
PTT Exploration & Production PCL NVDR	488,400	2,409,992
PTT PCL NVDR	299,000	3,319,661
Siam Commercial Bank PCL NVDR	567,700	3,186,473
Total Thailand		18,065,699

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   17

Schedule of Investments  (concluded)
EGShares Beyond BRICs ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
Turkey—3.0%
Akbank TAS	593,114	$1,929,545
KOC Holding AS	220,706	1,016,053
Turk Telekomunikasyon AS	182,984	482,170
Turkcell Iletisim Hizmetleri AS*	273,246	1,425,652
Turkiye Garanti Bankasi AS	764,663	2,682,087
Turkiye Is Bankasi Class C	458,931	1,018,148
Total Turkey		8,553,655
United Arab Emirates—2.8%
Abu Dhabi Commercial Bank PJSC	573,446	1,322,394
DP World, Ltd.	58,275	1,209,206
Emaar Properties PJSC	1,250,321	3,931,774
First Gulf Bank PJSC	324,981	1,658,992
Total United Arab Emirates		8,122,366
Vietnam—1.3%
HAGL JSC	1,024,795	1,177,953
PetroVietnam Technical Service Corp.	720,300	1,364,082
Vietnam Joint Stock Commercial Bank For Industry and Trade	1,820,900	1,235,235
Total Vietnam		3,777,270
TOTAL INVESTMENTS IN SECURITIES—99.4%
(Cost: $281,265,413)		284,448,670
Other Assets in Excess of Liabilities—0.6%		1,824,103
Net Assets—100.0%		$286,272,773

*	Non-income producing security.
ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts

The accompanying notes are an integral part of these financial statements.

18   EGA Emerging Global Shares Trust

Schedule of Investments
EGShares Blue Chip ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.1%
Australia—3.0%
Fortescue Metals Group, Ltd.	76,000	$231,433
Belgium—3.5%
Anheuser-Busch InBev NV	2,431	270,613
Canada—3.3%
Finning International, Inc.	8,932	252,483
France—3.3%
Casino Guichard Perrachon SA	2,300	247,750
Italy—3.2%
Pirelli & C. SpA	17,500	242,291
Jersey—3.3%
Randgold Resources, Ltd.	3,660	249,737
Luxembourg—6.6%
Millicom International Cellular SA	2,889	232,253
Tenaris SA	11,815	270,894
Total Luxembourg		503,147
Netherlands—6.7%
Akzo Nobel NV	3,700	253,566
NXP Semiconductors NV*	3,750	256,612
Total Netherlands		510,178
Norway—3.3%
Telenor ASA	11,538	253,296
Portugal—3.2%
Jeronimo Martins SGPS SA	22,280	245,370
Singapore—3.5%
Avago Technologies, Ltd.	3,050	265,350
South Africa—3.2%
Mondi PLC	15,000	245,847

Investments	Shares	Value
South Korea—3.2%
LG Chem, Ltd.	1,000	$242,123
Switzerland—6.6%
Givaudan SA*	160	255,866
Swatch Group AG (The)	516	245,228
Total Switzerland		501,094
Taiwan—9.5%
Catcher Technology Co., Ltd.	27,000	250,300
Delta Electronics, Inc.	41,000	258,781
Largan Precision Co., Ltd.	3,000	214,994
Total Taiwan		724,075
United Kingdom—6.4%
Noble Corp. PLC	10,860	241,309
Old Mutual PLC	84,694	249,477
Total United Kingdom		490,786
United States—27.3%
Kansas City Southern	2,193	265,792
Las Vegas Sands Corp.	4,249	264,331
Mead Johnson Nutrition Co.	2,741	263,739
QUALCOMM, Inc.	3,367	251,751
Skyworks Solutions, Inc.	4,778	277,363
Southern Copper Corp.	8,293	245,888
Visteon Corp.*	2,520	245,070
Yum! Brands, Inc.	3,689	265,534
Total United States		2,079,468
TOTAL INVESTMENTS IN SECURITIES—99.1%
(Cost: $7,906,285)		7,555,041
Other Assets in Excess of Liabilities—0.9%		66,152
Net Assets—100.0%		$7,621,193

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   19

Schedule of Investments
EGShares Brazil Infrastructure ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—98.3%
Basic Materials—16.6%
Companhia Siderurgica Nacional SA	336,248	$1,194,219
Gerdau SA Preference Shares	247,841	1,191,855
Metalurgica Gerdau SA Preference Shares	178,162	1,029,144
Usinas Siderurgicas de Minas Gerais SA Preference Shares Class A*	256,869	667,968
Total Basic Materials		4,083,186
Health Care—1.2%
Fleury SA	53,024	306,291
Industrials—14.1%
All America Latina Logistica SA	297,523	772,471
Arteris SA	42,357	271,475
CCR SA	169,382	1,160,283
EcoRodovias Infraestrutura e Logistica SA	125,242	616,598
JSL SA	52,585	259,748
Prumo Logistica SA*	430,993	158,350
Santos Brasil Participacoes SA	31,690	214,492
Total Industrials		3,453,417
Telecommunications—15.5%
Oi SA Preference Shares	2,033,883	1,444,708
Telefonica Brasil SA Preference Shares	61,501	1,215,157
Tim Participacoes SA	218,843	1,151,570
Total Telecommunications		3,811,435

Investments	Shares	Value
Utilities—50.9%
AES Tiete SA Preference Shares	67,096	$590,267
Centrais Eletricas Brasileiras SA Preference Shares Class B	148,472	612,168
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	24,693	359,871
Cia Paranaense de Energia Preference Shares Class B	68,126	927,221
Companhia de Saneamento Basico do Estado de Sao Paulo	147,518	1,191,177
Companhia de Saneamento de Minas Gerais	40,441	511,786
Companhia Energetica de Minas Gerais Preference Shares	180,323	1,103,463
Companhia Energetica de Sao Paulo Preference Shares Class B	113,661	1,214,747
CPFL Energia SA	155,938	1,216,515
EDP—Energias do Brasil SA	159,897	652,747
Equatorial Energia SA	78,816	797,941
Light SA	48,059	405,724
Tractebel Energia SA	86,909	1,220,828
Transmissora Alianca de Energia Eletrica SA	64,589	516,005
Ultrapar Participacoes SA	56,012	1,184,676
Total Utilities		12,505,136
TOTAL INVESTMENTS IN SECURITIES—98.3%
(Cost: $24,661,594)		24,159,465
Other Assets in Excess of Liabilities—1.7%		411,624
Net Assets—100.0%		$24,571,089

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

20   EGA Emerging Global Shares Trust

Schedule of Investments
EGShares EM Dividend High Income ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—98.6%
Brazil—18.3%
Banco do Brasil SA	5,762	$59,511
Brasil Insurance Participacoes e Administracao SA	13,583	44,360
Cia Paranaense de Energia Preference Shares	3,934	53,543
Companhia Energetica de Minas Gerais Preference Shares	7,313	44,751
EcoRodovias Infraestrutura e Logistica SA	9,910	48,789
Grendene SA	9,012	62,542
Light SA	5,867	49,530
Santos Brasil Participacoes SA	6,666	45,119
Telefonica Brasil SA Preference Shares	2,782	54,968
Vale SA Preference Shares	4,817	46,762
Total Brazil		509,875
China—19.7%
Anhui Expressway Co., Ltd. Class H	110,582	67,502
Bosideng International Holdings, Ltd.	320,038	46,161
China Coal Energy Co., Ltd. Class H	105,993	61,971
China Lilang, Ltd.	84,693	59,443
China Shanshui Cement Group, Ltd.	160,301	57,183
Guangzhou R&F Properties Co., Ltd. Class H	43,899	44,379
Shenzhen Investment, Ltd.	172,917	48,545
Tianneng Power International, Ltd.	137,943	46,721
Yanzhou Coal Mining Co., Ltd. Class H	79,218	64,985
Zijin Mining Group Co., Ltd. Class H	217,581	52,959
Total China		549,849
Czech Republic—4.7%
CEZ AS	2,321	70,564
O2 Czech Republic AS	4,103	58,978
Total Czech Republic		129,542
Egypt—1.7%
Telecom Egypt Co.	24,833	47,756
Indonesia—4.6%
PT Matahari Putra Prima Tbk	211,403	54,651
PT Tambang Batubara Bukit Asam Persero Tbk	67,776	73,422
Total Indonesia		128,073
Malaysia—4.4%
Berjaya Sports Toto Bhd	48,590	56,581
Parkson Holdings Bhd*	73,877	64,857
Total Malaysia		121,438

Investments	Shares	Value
Pakistan—8.4%
Fauji Fertilizer Co., Ltd.	58,193	$64,350
National Bank of Pakistan	94,399	55,672
Pakistan Oilfields, Ltd.	9,722	50,365
The Hub Power Co., Ltd.	104,158	64,961
Total Pakistan		235,348
Poland—4.0%
Powszechny Zaklad Ubezpieczen SA	398	57,968
Synthos SA	37,792	52,586
Total Poland		110,554
Russia—2.2%
MMC Norilsk Nickel OJSC ADR	3,330	62,104
South Africa—11.5%
Capital Property Fund	56,742	60,467
Emira Property Fund	43,258	60,111
Lewis Group, Ltd.	9,387	46,942
Reunert, Ltd.	8,711	45,852
SA Corporate Real Estate Fund	141,270	55,267
Vodacom Group, Ltd.	4,590	52,813
Total South Africa		321,452
Thailand—3.7%
Banpu PCL NVDR	38,500	35,027
TTW PCL NVDR	185,400	68,614
Total Thailand		103,641
Turkey—15.4%
Aksa Akrilik Kimya Sanayii AS	11,059	33,214
Aygaz AS	14,206	57,925
Ford Otomotiv Sanayi AS*	5,525	63,346
Tekfen Holding AS*	26,501	58,793
Tofas Turk Otomobil Fabrikasi AS	9,373	52,602
Tupras-Turkiye Petrol Rafinerileri AS	2,526	50,668
Turk Telekomunikasyon AS	20,717	54,590
Turk Traktor ve Ziraat Makineleri AS	1,853	57,277
Total Turkey		428,415
TOTAL INVESTMENTS IN SECURITIES—98.6%
(Cost: $2,940,702)		2,748,047
Other Assets in Excess of Liabilities—1.4%		40,329
Net Assets—100.0%		$2,788,376

*	Non-income producing security.
ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   21

Schedule of Investments (Consolidated)†
EGShares Emerging Markets Consumer ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Brazil—15.1%
AMBEV SA ADR	14,367,314	$94,105,907
BRF SA ADR	2,576,578	61,296,791
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	805,903	35,145,430
Total Brazil		190,548,128
Chile—6.4%
Cencosud SA	7,050,996	20,795,227
Latam Airlines Group SA ADR*	1,934,147	21,991,251
S.A.C.I. Falabella	5,111,456	38,620,213
Total Chile		81,406,691
China—17.7%
Belle International Holdings, Ltd.	25,173,922	28,302,062
China Mengniu Dairy Co., Ltd.	6,624,782	27,300,746
Ctrip.com International, Ltd. ADR*	658,147	37,356,424
Dongfeng Motor Group Co., Ltd. Class H	16,647,619	27,356,199
Hengan International Group Co., Ltd.	3,552,921	34,933,937
Vipshop Holdings, Ltd. ADR*	149,000	28,162,490
Want Want China Holdings, Ltd.	32,674,900	40,732,641
Total China		224,144,499
Colombia—1.8%
Grupo Nutresa SA	1,633,596	22,416,273
India—7.4%
Hindustan Unilever, Ltd.	3,540,470	42,765,392
ITC, Ltd.	8,454,073	50,675,159
Total India		93,440,551
Indonesia—3.8%
PT Astra International Tbk	84,032,665	48,619,638

Investments	Shares	Value
Malaysia—6.1%
Genting Bhd	10,992,320	$31,799,151
Genting Malaysia Bhd	16,583,480	21,130,604
IOI Corp. Bhd	16,791,820	24,620,837
Total Malaysia		77,550,592
Mexico—15.9%
Fomento Economico Mexicano SAB de CV Series UBD	7,641,764	70,345,026
Grupo Bimbo SAB de CV Series A	7,346,044	21,299,302
Grupo Televisa SAB Series CPO	8,157,826	55,336,122
Wal-Mart de Mexico SAB de CV Series V	21,772,886	54,747,332
Total Mexico		201,727,782
Russia—5.1%
Magnit OJSC GDR	1,113,321	64,305,421
South Africa—18.0%
Naspers, Ltd. N Shares	1,156,116	127,397,112
Shoprite Holdings, Ltd.	2,126,785	26,347,983
Steinhoff International Holdings, Ltd.	9,362,146	44,812,679
Tiger Brands, Ltd.	1,070,191	29,878,109
Total South Africa		228,435,883
Thailand—2.6%
CP ALL PCL	23,533,800	32,479,184
TOTAL INVESTMENTS IN SECURITIES—99.9%
(Cost: $1,255,212,655)		1,265,074,642
Other Assets in Excess of Liabilities—0.1%		1,706,919
Net Assets—100.0%		$1,266,781,561

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

The accompanying notes are an integral part of these financial statements.

22   EGA Emerging Global Shares Trust

Schedule of Investments (Consolidated)†
EGShares Emerging Markets Core ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.8%
Brazil—10.4%
AMBEV SA ADR	8,180	$53,579
Banco Bradesco SA Preference Shares ADR	3,907	55,675
BRF SA ADR	2,455	58,404
Cia Energética de Minas Gerais ADR	6,860	42,738
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,124	49,018
Embraer SA ADR	1,088	42,671
Itau Unibanco Holding SA Preference Shares ADR	3,525	48,927
Petroleo Brasileiro SA ADR	3,122	44,301
Vale SA ADR	4,468	49,192
Total Brazil		444,505
Chile—4.6%
Empresa Nacional de Electricidad SA ADR	1,046	45,982
Enersis SA ADR	2,944	46,456
Latam Airlines Group SA ADR*	4,260	48,436
S.A.C.I. Falabella	7,332	55,398
Total Chile		196,272
China—16.1%
AAC Technologies Holdings, Inc.	3,504	20,351
Baidu, Inc. ADR*	117	25,533
Bank of China, Ltd. Class H	47,812	21,427
Belle International Holdings, Ltd.	13,000	14,615
China Construction Bank Corp. Class H	26,980	18,901
China Everbright International, Ltd.	9,142	12,103
China Life Insurance Co., Ltd. Class H ADR	460	19,182
China Merchants Holdings International Co., Ltd.	6,335	19,580
China Mobile, Ltd. ADR	378	22,208
China Overseas Land & Investment, Ltd.	7,706	19,828
China Pacific Insurance Group Co., Ltd. Class H	6,290	22,114
China Resources Land, Ltd.	8,604	17,728
China Unicom Hong Kong, Ltd. ADR	1,148	17,255
CITIC, Ltd.	9,000	15,021
CNOOC, Ltd.	8,140	13,963
COSCO Pacific, Ltd.	14,068	18,661
Country Garden Holdings Co., Ltd.	25,445	9,601
Ctrip.com International, Ltd. ADR*	336	19,071
Digital China Holdings, Ltd.	10,934	9,786
Dongfeng Motor Group Co., Ltd. Class H	15,862	26,065
GCL-Poly Energy Holdings, Ltd.*	48,174	17,681
Haier Electronics Group Co., Ltd.	6,035	15,816
Hanergy Solar Group, Ltd.*	143,271	26,384
Hengan International Group Co., Ltd.	1,552	15,260
Industrial and Commercial Bank of China, Ltd. Class H	31,078	19,371
Lenovo Group, Ltd.	13,030	19,398
Mindray Medical International, Ltd. ADR	566	17,071
NetEase, Inc. ADR	348	29,810
New Oriental Education & Technology Group, Inc. ADR*	743	17,238
PICC Property & Casualty Co., Ltd. Class H	3,327	5,895

Investments	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class H	2,620	$19,671
Semiconductor Manufacturing International Corp.*	241,820	24,914
Shunfeng Photovoltaic International, Ltd.*	14,000	12,639
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	10,493
Sinopharm Group Co. Class H	6,192	22,647
Tencent Holdings, Ltd.	825	12,271
Want Want China Holdings, Ltd.	20,000	24,932
ZTE Corp. Class H	7,210	15,989
Total China		690,473
Colombia—1.3%
Grupo de Inversiones Suramericana SA	2,720	54,760
Czech Republic—1.3%
CEZ AS	1,882	57,217
India—15.7%
Dr. Reddy’s Laboratories, Ltd.	1,220	63,797
Hindustan Unilever, Ltd.	5,092	61,506
Infosys, Ltd. ADR	896	54,199
ITC, Ltd.	8,932	53,540
Mahindra & Mahindra, Ltd.	2,434	53,630
NTPC, Ltd.	21,156	47,649
Reliance Industries, Ltd.	3,274	50,133
Sun Pharmaceutical Industries, Ltd.	4,172	57,909
Tata Consultancy Services, Ltd.	1,444	63,984
Tata Motors, Ltd. ADR	1,504	65,740
Wipro, Ltd.	5,138	49,650
Zee Entertainment Enterprises, Ltd.	10,342	52,606
Total India		674,343
Indonesia—3.7%
PT Astra International Tbk	74,786	43,270
PT Telekomunikasi Indonesia Persero Tbk ADR	1,252	60,221
PT Unilever Indonesia Tbk	20,959	54,698
Total Indonesia		158,189
Malaysia—4.6%
Genting Bhd	17,000	49,179
Genting Malaysia Bhd	38,600	49,184
Sime Darby Bhd	16,800	46,859
Tenaga Nasional Bhd	13,900	52,456
Total Malaysia		197,678
Mexico—10.3%
Alfa, SAB de CV Class A	16,239	55,584
America Movil SAB de CV Series L ADR	2,216	55,843
Cemex SAB de CV Series CPO*	41,309	53,827
Fibra Uno Administracion SA de CV	7,000	23,043
Fomento Economico Mexicano SAB de CV ADR	518	47,682
Grupo Aeroportuario del Sureste SAB de CV Class B	3,985	51,495
Grupo Mexico SAB de CV Series B	7,500	25,113
Grupo Televisa SAB ADR	1,028	34,828
Kimberly-Clark de Mexico SAB de CV Class A	17,962	42,397
Wal-Mart de Mexico SAB de CV Series V	21,194	53,292
Total Mexico		443,104

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   23

Schedule of Investments (Consolidated)†  (concluded)
EGShares Emerging Markets Core ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
Philippines—3.8%
Ayala Land, Inc.	78,400	$61,057
Jollibee Foods Corp.	12,110	52,890
SM Investments Corp.	2,690	48,162
Total Philippines		162,109
Poland—2.4%
LPP SA	16	47,914
Powszechny Zaklad Ubezpieczen SA	388	56,512
Total Poland		104,426
Russia—7.6%
Gazprom OAO ADR	7,448	52,434
Lukoil OAO ADR	802	40,902
Magnit OJSC GDR	861	49,731
MMC Norilsk Nickel OJSC ADR	3,032	56,547
Mobile TeleSystems OJSC ADR	1,500	22,410
Sberbank of Russia ADR*	6,418	50,831
Uralkali OJSC GDR	2,932	52,043
Total Russia		324,898
South Africa—14.1%
AngloGold Ashanti, Ltd. ADR*	3,226	38,712
Aspen Pharmacare Holdings, Ltd.	1,798	53,550
Bidvest Group, Ltd.	1,327	33,568
FirstRand, Ltd.	12,456	47,428
Life Healthcare Group Holdings, Ltd.	9,614	37,900
MTN Group, Ltd.	1,744	36,787
Naspers, Ltd. N Shares	395	43,527
Netcare, Ltd.	15,250	42,666
Remgro, Ltd.	1,832	36,973
Sanlam, Ltd.	6,978	40,330
Sasol, Ltd. ADR	772	42,067
Shoprite Holdings, Ltd.	2,591	32,099
Steinhoff International Holdings, Ltd.	7,474	35,775
Tiger Brands, Ltd.	1,437	40,119
Woolworths Holdings, Ltd.	7,200	44,551
Total South Africa		606,052

Investments	Shares	Value
Thailand—1.1%
BEC World PCL NVDR	32,000	$46,384
Turkey—2.1%
Arcelik AS	8,462	45,078
Haci Omer Sabanci Holding AS	10,510	44,145
Total Turkey		89,223
United Arab Emirates—0.7%
Emaar Properties PJSC	10,000	31,446
TOTAL COMMON STOCKS
(Cost: $4,106,054)		4,281,079
Rights—0.0%**
China—0.0%**
Country Garden Holdings Co., Ltd., expiring 10/9/14*
(Cost: $—)	1,696	$96
TOTAL INVESTMENTS IN SECURITIES—99.8%
(Cost: $4,106,054)		4,281,175
Other Assets in Excess of Liabilities—0.2%		10,373
Net Assets—100.0%		$4,291,548

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
**	Less than 0.05%.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

The accompanying notes are an integral part of these financial statements.

24   EGA Emerging Global Shares Trust

Schedule of Investments
EGShares Emerging Markets Dividend Growth ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.2%
Brazil—17.8%
Banco Bradesco SA Preference Shares	2,050	$29,157
BRF SA	1,243	29,553
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,479	11,995
Cia Energética de Minas Gerais ADR	3,529	21,985
Itau Unibanco Holding SA Preference Shares ADR	1,685	23,388
Lojas Renner SA	503	14,596
Ultrapar Participacoes SA ADR	1,047	22,113
Vale SA Preference Shares	2,103	20,415
Total Brazil		173,202
China—20.7%
Bank of China, Ltd. Class H	62,121	27,840
China Construction Bank Corp. Class H	32,402	22,700
China Mobile, Ltd.	2,455	28,375
China Petroleum & Chemical Corp. Class H	26,716	23,396
China Shenhua Energy Co., Ltd. Class H	9,018	25,143
CNOOC, Ltd.	15,292	26,231
Hengan International Group Co., Ltd.	2,239	22,015
Industrial and Commercial Bank of China, Ltd. Class H	40,758	25,404
Total China		201,104
Colombia—1.4%
Almacenes Exito SA	948	13,919
Hungary—1.0%
Richter Gedeon Nyrt	595	9,316
Indonesia—11.3%
PT Astra International Tbk	40,844	23,631
PT Bank Rakyat Indonesia Persero Tbk	30,761	26,318
PT Indocement Tunggal Prakarsa Tbk	5,790	10,240
PT Perusahaan Gas Negara Persero Tbk	45,977	22,639
PT Semen Indonesia Persero Tbk	12,603	15,954
PT United Tractors Tbk	6,701	10,944
Total Indonesia		109,726
Malaysia—8.1%
CIMB Group Holdings Bhd	12,400	26,573
Genting Malaysia Bhd	12,300	15,673
IJM Corp. Bhd	5,200	10,256
Tenaga Nasional Bhd	7,000	26,417
Total Malaysia		78,919

Investments	Shares	Value
Mexico—7.7%
Coca-Cola Femsa SAB de CV Series L	1,724	$17,364
Fomento Economico Mexicano SAB de CV Series UBD ADR	2,738	25,204
Industrias Penoles SAB de CV	556	12,716
Mexichem SAB de CV	4,695	19,570
Total Mexico		74,854
Peru—1.0%
Cia de Minas Buenaventura SAA ADR	851	9,855
Philippines—1.7%
Aboitiz Equity Ventures, Inc.	7,500	9,008
Manila Electric Co.	1,300	7,352
Total Philippines		16,360
Poland—2.4%
Powszechna Kasa Oszczednosci Bank Polski SA	1,950	23,394
Russia—9.3%
Gazprom OAO ADR	3,654	25,724
Sberbank of Russia ADR*	2,945	23,324
Tatneft OAO ADR	722	25,494
Uralkali OJSC GDR	894	15,868
Total Russia		90,410
South Africa—9.6%
Imperial Holdings, Ltd.	745	11,470
Mondi, Ltd.	497	8,141
Mr. Price Group, Ltd.	993	18,662
MTN Group, Ltd.	1,033	21,790
Sasol, Ltd.	431	23,398
Truworths International, Ltd.	1,633	9,821
Total South Africa		93,282
Thailand—5.2%
Airports of Thailand PCL NVDR	1,800	13,267
Charoen Pokphand Foods PCL NVDR	13,330	12,436
Siam Cement PCL NVDR	1,800	24,981
Total Thailand		50,684
Turkey—2.0%
BIM Birlesik Magazalar AS	955	19,952
TOTAL INVESTMENTS IN SECURITIES—99.2%
(Cost: $964,631)		964,977
Other Assets in Excess of Liabilities—0.8%		8,065
Net Assets—100.0%		$973,042

*	Non-income producing security.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   25

Schedule of Investments (Consolidated)†
EGShares Emerging Markets Domestic Demand ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Brazil—11.1%
AMBEV SA ADR	203,623	$1,333,731
BRF SA ADR	29,376	698,855
Cia Energética de Minas Gerais ADR	50,232	312,945
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	7,536	328,645
Telefonica Brasil SA ADR	16,501	324,739
Total Brazil		2,998,915
Chile—1.6%
Enersis SA ADR	27,837	439,268
China—18.3%
Belle International Holdings, Ltd.	343,208	385,855
China Mengniu Dairy Co., Ltd.	69,323	285,680
China Mobile, Ltd.	110,130	1,272,896
China Resources Power Holdings Co., Ltd.	125,626	338,935
China Telecom Corp., Ltd. Class H	745,885	457,227
China Unicom Hong Kong, Ltd.	261,110	390,063
Ctrip.com International, Ltd. ADR*	8,493	482,063
Hengan International Group Co., Ltd.	35,642	350,448
Tingyi Cayman Islands Holding Corp.	87,575	230,072
Vipshop Holdings, Ltd. ADR*	1,933	365,356
Want Want China Holdings, Ltd.	319,614	398,432
Total China		4,957,027
Hong Kong—1.0%
WH Group Ltd. 144A*	326,428	268,201
India—11.4%
Bharti Airtel, Ltd.	69,050	453,029
Hindustan Unilever, Ltd.	32,056	387,205
ITC, Ltd.	88,056	527,823
Mahindra & Mahindra, Ltd.	20,921	460,967
Sun Pharmaceutical Industries, Ltd.	53,636	744,486
Tata Motors, Ltd. ADR	11,578	506,074
Total India		3,079,584
Indonesia—6.5%
PT Astra International Tbk	1,382,337	799,793
PT Perusahaan Gas Negara Persero Tbk	728,062	358,504
PT Telekomunikasi Indonesia Persero Tbk ADR	12,320	592,592
Total Indonesia		1,750,889
Malaysia—6.4%
Axiata Group Bhd	212,200	452,797
Genting Bhd	175,000	506,249
Tenaga Nasional Bhd	208,700	787,595
Total Malaysia		1,746,641

Investments	Shares	Value
Mexico—16.8%
America Movil SAB de CV Series L ADR	55,002	$1,386,050
Coca-Cola Femsa SAB de CV ADR	2,295	231,152
El Puerto de Liverpool SAB de CV	35,727	412,383
Fomento Economico Mexicano SAB de CV ADR	9,574	881,287
Grupo Televisa SAB ADR	32,118	1,088,158
Wal-Mart de Mexico SAB de CV Series V	222,251	558,844
Total Mexico		4,557,874
Philippines—1.0%
Philippine Long Distance Telephone Co. ADR	4,068	280,611
Russia—4.3%
Magnit OJSC GDR	12,624	729,162
Mobile TeleSystems OJSC ADR	29,208	436,368
Total Russia		1,165,530
South Africa—18.3%
Aspen Pharmacare Holdings, Ltd.	19,229	572,705
MTN Group, Ltd.	58,998	1,244,476
Naspers, Ltd. N Shares	12,098	1,333,128
Shoprite Holdings, Ltd.	16,369	202,790
Steinhoff International Holdings, Ltd.	142,926	684,127
Tiger Brands, Ltd.	8,463	236,274
Vodacom Group, Ltd.	28,464	327,513
Woolworths Holdings, Ltd.	59,554	368,501
Total South Africa		4,969,514
Thailand—2.5%
Advanced Info Service PCL	60,000	416,345
CP ALL PCL NVDR	191,800	264,705
Total Thailand		681,050
Turkey—0.7%
BIM Birlesik Magazalar AS	9,445	197,323
TOTAL INVESTMENTS IN SECURITIES—99.9%
(Cost: $24,966,520)		27,092,427
Other Assets in Excess of Liabilities—0.1%		17,281
Net Assets—100.0%		$27,109,708

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At September 30, 2014, the net value of these securities was $268,201, representing 0.99% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

The accompanying notes are an integral part of these financial statements.

26   EGA Emerging Global Shares Trust

Schedule of Investments (Consolidated)†
EGShares India Consumer ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.6%
Consumer Goods—79.4%
Apollo Tyres, Ltd.	93,655	$308,973
Arvind, Ltd.	48,939	235,265
Bajaj Auto, Ltd.	10,645	405,324
Bata India, Ltd.	9,962	213,652
Bombay Dyeing & Manufacturing Co., Ltd.	44,466	49,751
Bosch, Ltd.	2,191	532,664
Dabur India, Ltd.	115,421	415,168
Emami, Ltd.	19,909	224,750
Exide Industries, Ltd.	148,498	407,792
Godrej Consumer Products, Ltd.	25,807	413,096
Hero MotoCorp, Ltd.	9,926	456,369
Hindustan Unilever, Ltd.	35,107	424,058
Marico, Ltd.	90,118	452,341
Motherson Sumi Systems, Ltd.	84,179	539,272
MRF, Ltd.	1,062	561,986
Nestle India, Ltd.	3,841	371,204
Radico Khaitan, Ltd.	28,478	35,920
Raymond, Ltd.	11,665	82,520
Shree Renuka Sugars, Ltd.*	139,219	36,180
Tata Global Beverages, Ltd.	121,880	314,469
TVS Motor Co., Ltd.	69,044	254,835
United Breweries, Ltd.	24,677	284,589
United Spirits, Ltd.*	8,358	325,172
Total Consumer Goods		7,345,350

Investments	Shares	Value
Consumer Services—4.8%
Cox & Kings, Ltd.	17,203	$88,021
Dish TV India, Ltd.*	81,934	71,440
Sun TV Network, Ltd.	31,603	173,033
TV18 Broadcast, Ltd.*	239,027	107,787
Total Consumer Services		440,281
Industrials—15.4%
Bharat Forge, Ltd.	39,634	528,346
Mahindra & Mahindra, Ltd.	22,159	488,244
Tata Motors, Ltd.	49,751	404,509
Total Industrials		1,421,099
TOTAL INVESTMENTS IN SECURITIES—99.6%
(Cost: $6,910,183)		9,206,730
Other Assets in Excess of Liabilities—0.4%		37,844
Net Assets—100.0%		$9,244,574

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   27

Schedule of Investments (Consolidated)†
EGShares India Infrastructure ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—101.1%
Basic Materials—14.0%
NMDC, Ltd.	906,277	$2,427,108
Sesa Sterlite, Ltd.	533,374	2,353,375
Tata Steel, Ltd.	282,209	2,097,604
Total Basic Materials		6,878,087
Consumer Goods—7.5%
Aditya Birla Nuvo, Ltd.	68,739	1,803,620
Cummins India, Ltd.	175,294	1,904,648
Total Consumer Goods		3,708,268
Consumer Services—0.8%
Dish TV India, Ltd.*	456,110	397,693
Financials—1.2%
Unitech, Ltd.*	1,999,594	610,304
Industrials—37.2%
ABB India, Ltd.	66,616	1,240,799
Adani Ports and Special Economic Zone, Ltd.	568,169	2,553,357
Ambuja Cements, Ltd.	742,694	2,569,846
Bharat Heavy Electricals, Ltd.	736,215	2,389,480
Engineers India, Ltd.	133,326	527,820
Havells India, Ltd.	256,458	1,099,788
IRB Infrastructure Developers, Ltd.	194,049	726,113
Jaiprakash Associates, Ltd.*	1,445,259	618,962
Mahindra & Mahindra, Ltd.	115,580	2,546,652
Siemens, Ltd.	112,868	1,511,638
Tata Motors, Ltd.	316,458	2,573,015
Total Industrials		18,357,470

Investments	Shares	Value
Oil & Gas—5.1%
GAIL India, Ltd.	347,157	$2,526,388
Telecommunications—15.9%
Bharti Airtel, Ltd.	422,615	2,772,727
Bharti Infratel, Ltd.	381,050	1,818,563
Idea Cellular, Ltd.	1,016,373	2,733,477
Tata Communications, Ltd.	88,763	515,101
Total Telecommunications		7,839,868
Utilities—19.4%
CESC, Ltd.	69,791	847,583
GMR Infrastructure, Ltd.	1,511,657	429,559
NHPC, Ltd.	3,158,089	994,573
NTPC, Ltd.	1,099,181	2,475,649
Reliance Infrastructure, Ltd.	166,378	1,577,170
Reliance Power, Ltd.*	855,117	973,360
Tata Power Co., Ltd.	1,676,770	2,254,789
Total Utilities		9,552,683
TOTAL INVESTMENTS IN SECURITIES—101.1%
(Cost: $48,308,516)		49,870,761
Liabilities in Excess of Other Assets—(1.1)%		(528,763)
Net Assets—100.0%		$49,341,998

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

28   EGA Emerging Global Shares Trust

Schedule of Investments (Consolidated)†
EGShares India Small Cap ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.7%
Basic Materials—0.0%**
Nagarjuna Fertilizers & Chemicals, Ltd.*#§	582,385	$9,430
Consumer Goods—23.4%
Apollo Tyres, Ltd.	211,735	698,527
Arvind, Ltd.	112,073	538,770
Bata India, Ltd.	23,519	504,406
Ceat, Ltd.	12,029	154,803
Cummins India, Ltd.	106,729	1,159,658
Delta Corp., Ltd.	104,532	150,637
Exide Industries, Ltd.	357,342	981,302
MRF, Ltd.	2,399	1,269,495
Shree Renuka Sugars, Ltd.*	332,687	86,458
Tata Global Beverages, Ltd.	307,092	792,343
Total Consumer Goods		6,336,399
Consumer Services—1.2%
Dish TV India, Ltd.*	215,300	187,725
Jet Airways India, Ltd.*	37,223	125,814
Total Consumer Services		313,539
Financials—30.6%
Allahabad Bank	158,027	254,210
Andhra Bank	153,845	162,290
Bank of India	160,850	604,229
Canara Bank	111,218	631,904
Dena Bank, Ltd.	115,673	108,631
Federal Bank, Ltd.	650,273	1,325,079
Housing Development & Infrastructure, Ltd.*	200,788	271,955
IFCI, Ltd.	545,266	315,629
Indiabulls Real Estate, Ltd.	154,145	168,471
Karnataka Bank, Ltd. (The)	141,360	258,641
L&T Finance Holdings, Ltd.	246,504	263,427
LIC Housing Finance, Ltd.	231,835	1,221,864
Oriental Bank of Commerce	95,554	355,310
Reliance Capital, Ltd.	83,425	615,084
SKS Microfinance, Ltd.*	60,459	293,827
Syndicate Bank	165,218	291,994
UCO Bank	163,616	211,275
Union Bank of India	195,702	598,260
Unitech, Ltd.*	1,051,513	320,936
Total Financials		8,273,016

Investments	Shares	Value
Health Care—2.8%
Biocon, Ltd.	62,135	$501,225
Wockhardt, Ltd.	18,913	244,666
Total Health Care		745,891
Industrials—21.3%
Ashok Leyland, Ltd.*	986,581	657,348
Bharat Forge, Ltd.	96,610	1,287,872
Century Textiles & Industries, Ltd.	41,428	364,910
Crompton Greaves, Ltd.	277,531	903,683
Escorts, Ltd.	54,430	133,960
Havells India, Ltd.	180,497	774,039
IRB Infrastructure Developers, Ltd.	96,861	362,444
Jaiprakash Associates, Ltd.*	950,562	407,098
Sintex Industries, Ltd.	144,585	169,026
Voltas, Ltd.	182,287	713,092
Total Industrials		5,773,472
Oil & Gas—4.3%
Aban Offshore, Ltd.	16,376	157,290
Hindustan Petroleum Corp., Ltd.	128,830	1,005,754
Total Oil & Gas		1,163,044
Technology—5.4%
Hexaware Technologies, Ltd.	89,101	290,199
Mindtree, Ltd.	55,061	1,050,536
Tata Elxsi, Ltd.	12,235	127,669
Total Technology		1,468,404
Telecommunications—1.1%
Tata Communications, Ltd.	50,119	290,846
Utilities—9.6%
Adani Power, Ltd.*	572,396	402,234
BF Utilities, Ltd.*	9,731	87,439
GMR Infrastructure, Ltd.	864,472	245,653
Petronet LNG, Ltd.	291,319	886,787
Reliance Infrastructure, Ltd.	102,313	969,870
Total Utilities		2,591,983
TOTAL INVESTMENTS IN SECURITIES—99.7%
(Cost: $23,648,321)		26,966,024
Other Assets in Excess of Liabilities—0.3%		81,805
Net Assets—100.0%		$27,047,829

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
**	Less than 0.05%.
*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   29

Schedule of Investments (Consolidated)†
EGShares Low Volatility Emerging Markets Dividend ETF

September 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.3%
Brazil—9.2%
Fleury SA	284,605	$1,644,007
Iochpe-Maxion SA	179,730	1,223,831
Multiplus SA	107,560	1,296,200
Total Brazil		4,164,038
Chile—6.5%
Aguas Andinas SA Class A	2,683,330	1,555,008
Entel Chile SA	120,946	1,373,699
Total Chile		2,928,707
China—11.6%
Agile Property Holdings, Ltd.	2,196,000	1,348,974
Bank of China, Ltd. Class H	3,185,000	1,427,387
China Power International Development, Ltd.	2,772,000	1,285,135
Shenzhen Investment, Ltd.	4,380,000	1,229,656
Total China		5,291,152
Colombia—4.7%
Ecopetrol SA ADR	68,777	2,150,657
Czech Republic—8.4%
CEZ AS	59,374	1,805,099
O2 Czech Republic AS	139,924	2,011,330
Total Czech Republic		3,816,429
Hungary—3.1%
MOL Hungarian Oil and Gas PLC	28,725	1,407,667
Indonesia—7.5%
PT Indo Tambangraya Megah Tbk	901,816	1,922,419
PT Matahari Putra Prima Tbk	5,748,100	1,485,968
Total Indonesia		3,408,387
Malaysia—12.5%
Alliance Financial Group Bhd	973,200	1,480,344
Hap Seng Consolidated Bhd	1,112,500	1,349,718
Malayan Banking Bhd	438,600	1,331,643
Maxis Bhd	779,100	1,538,963
Total Malaysia		5,700,668

Investments	Shares	Value
Mexico—7.8%
Grupo Aeroportuario del Centro Norte SAB de CV*	472,600	$2,077,219
Grupo Aeroportuario del Sureste SAB de CV Class B	112,030	1,447,688
Total Mexico		3,524,907
Pakistan—3.7%
United Bank, Ltd.	902,330	1,656,624
Philippines—3.1%
Philippine Long Distance Telephone Co.	20,680	1,427,589
Poland—5.9%
Energa SA	186,280	1,352,346
Orange Polska SA	379,365	1,336,883
Total Poland		2,689,229
Thailand—13.1%
Advanced Info Service PCL NVDR	234,700	1,628,605
BTS Group Holdings PCL NVDR	5,518,300	1,701,866
Kiatnakin Bank PCL NVDR	977,300	1,273,429
PTT Global Chemical PCL NVDR	720,000	1,354,510
Total Thailand		5,958,410
United Arab Emirates—3.2%
Air Arabia PJSC	3,932,027	1,466,635
TOTAL COMMON STOCKS
(Cost: $46,313,138)		45,591,099
RIGHTS—0.1%
China—0.1%
Agile Property Holdings, Ltd., expiring 11/24/14*#§
(Cost: $0)	439,200	43,552
TOTAL INVESTMENTS IN SECURITIES—100.4%
(Cost: $46,313,138)		45,634,651
Liabilities in Excess of Other Assets—(0.4)%		(183,286)
Net Assets—100.0%		$45,451,365

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
#	Fair valued security.
§	Illiquid.
ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

The accompanying notes are an integral part of these financial statements.

30   EGA Emerging Global Shares Trust

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EGA Emerging Global Shares Trust   31

Statements of Assets and Liabilities
EGA Emerging Global Shares Trust

September 30, 2014 (Unaudited)

	EGShares Beyond BRICs ETF	EGShares Blue Chip ETF	EGShares Brazil Infrastructure ETF	EGShares EM Dividend High Income ETF	EGShares Emerging Markets Consumer ETF (Consolidated)
ASSETS:
Cost of Investments:	$281,265,413	$7,906,285	$24,661,594	$2,940,702	$1,255,212,655
Investments at value	284,448,670	7,555,041	24,159,465	2,748,047	1,265,074,642
Cash	—	—	106,612	—	—
Foreign cash*	6,655,995	617,175	57,555	74,197	1,450,087
Restricted cash†	6,435,893	—	—	—	—
Receivables:
Capital shares sold	—	—	—	15,352	—
Dividends and interest	623,299	11,208	267,680	23,926	969,447
Foreign tax reclaims	—	1,773	—	—	—
Investment securities sold	3,977,021	—	57,331	57,933	6,682,273
Closed foreign currency transactions	—	—	—	—	—
Total Assets	302,140,878	8,185,197	24,648,643	2,919,455	1,274,176,449
LIABILITIES:
Payables:
Accrued investment advisory fees	133,596	3,943	19,999	3,249	904,515
Capital shares payable	39,815	—	—	—	—
Due to custodian	3,882,838	560,061	—	56,655	1,556,482
Due to broker	6,435,893	—	—	—	—
Income payable	—	—	—	—	—
Investment securities purchased	5,375,963	—	57,555	36,220	4,933,891
Closed foreign currency transactions	—	—	—	34,955	—
Total Liabilities	15,868,105	564,004	77,554	131,079	7,394,888
NET ASSETS	$286,272,773	$7,621,193	$24,571,089	$2,788,376	$1,266,781,561
NET ASSETS:
Paid-in capital	$280,789,973	$8,075,632	$52,051,321	$3,143,541	$1,282,601,303
Undistributed (accumulated) net investment income (loss)	2,674,416	69,789	1,125,234	8,092	8,887,893
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(359,992)	(168,830)	(28,086,036)	(169,952)	(34,523,823)
Net unrealized appreciation (depreciation) on investments and on foreign currency translation	3,168,376	(355,398)	(519,430)	(193,305)	9,816,188
NET ASSETS	$286,272,773	$7,621,193	$24,571,089	$2,788,376	$1,266,781,561
Outstanding beneficial interest shares (unlimited shares of beneficial interest authorized, no par value)	12,950,000	400,000	1,700,000	150,000	48,300,000
Net asset value per share	$22.11	$19.05	$14.45	$18.59	$26.23
* Cost of foreign cash:	$6,657,407	$621,017	$57,555	$39,229	$1,552,242
†	Restricted cash represents deposits being held by custodian as collateral for outstanding creation or redemption transactions.

The accompanying notes are an integral part of these financial statements.

32   EGA Emerging Global Shares Trust

	EGShares Emerging Markets Core ETF (Consolidated)	EGShares Emerging Markets Dividend Growth ETF	EGShares Emerging Markets Domestic Demand ETF (Consolidated)	EGShares India Consumer ETF (Consolidated)	EGShares India Infrastructure ETF (Consolidated)	EGShares India Small Cap ETF (Consolidated)	EGShares Low Volatility Emerging Markets Dividend ETF (Consolidated)
ASSETS:
Cost of Investments:	$4,106,054	$964,631	$24,966,520	$6,910,183	$48,308,516	$23,648,321	$46,313,138
Investments at value	4,281,175	964,977	27,092,427	9,206,730	49,870,761	26,966,024	45,634,651
Cash	—	9,242	1,207,040	—	—	—	—
Foreign cash*	10,914	673	23,328	42,411	1,409,693	85,934	76
Restricted cash†	—	—	4,062,505	—	—	—	—
Receivables:
Capital shares sold	—	—	313,584	—	16,860	—	—
Dividends and interest	7,519	2,748	18,730	1,497	133,971	42,248	293,757
Foreign tax reclaims	—	—	—	—	—	—	—
Investment securities sold	75,869	—	312,389	—	4,595,290	3,451,523	1,061,286
Closed foreign currency transactions	—	—	—	—	—	1,846,701	—
Total Assets	4,375,477	977,640	33,030,003	9,250,638	56,026,575	32,392,430	46,989,770
LIABILITIES:
Payables:
Accrued investment advisory fees	2,585	727	19,507	5,919	40,774	20,792	34,222
Capital shares payable	—	—	1,189,121	—	6,574,148	—	—
Due to custodian	5,416	—	—	145	69,655	1,780,794	987,734
Due to broker	—	—	4,062,505	—	—	—	—
Income payable	—	3,871	—	—	—	—	516,449
Investment securities purchased	75,928	—	649,162	—	—	3,543,015	—
Closed foreign currency transactions	—	—	—	—	—	—	—
Total Liabilities	83,929	4,598	5,920,295	6,064	6,684,577	5,344,601	1,538,405
NET ASSETS	$4,291,548	$973,042	$27,109,708	$9,244,574	$49,341,998	$27,047,829	$45,451,365
NET ASSETS:
Paid-in capital	$4,130,593	$1,020,420	$24,715,102	$7,530,396	$100,300,966	$40,738,624	$68,098,062
Undistributed (accumulated) net investment income (loss)	56,249	3,808	262,971	30,490	264,322	217,634	185,589
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(70,221)	(51,516)	5,657	(612,579)	(52,776,317)	(17,217,033)	(22,139,810)
Net unrealized appreciation (depreciation) on investments and on foreign currency translation	174,927	330	2,125,978	2,296,267	1,553,027	3,308,604	(692,476)
NET ASSETS	$4,291,548	$973,042	$27,109,708	$9,244,574	$49,341,998	$27,047,829	$45,451,365
Outstanding beneficial interest shares (unlimited shares of beneficial interest authorized, no par value)	200,000	50,000	1,150,000	300,000	3,800,000	1,700,000	2,850,000
Net asset value per share	$21.46	$19.46	$23.57	$30.82	$12.98	$15.91	$15.95
* Cost of foreign cash:	$10,944	$674	$23,257	$42,670	$1,410,639	$1,933,509	$76
†	Restricted cash represents deposits being held by custodian as collateral for outstanding creation or redemption transactions.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   33

Statements of Operations
EGA Emerging Global Shares Trust

Period Ended September 30, 2014 (Unaudited)

	EGShares Beyond BRICs ETF	EGShares Blue Chip ETF(1)	EGShares Brazil Infrastructure ETF	EGShares EM Dividend High Income ETF	EGShares Emerging Markets Consumer ETF (Consolidated)
INVESTMENT INCOME:
Dividend income*	$2,668,871	$85,625	$1,237,775	$101,391	$13,017,780
Interest income	3,310	(24)	—	—	—
Total investment income	2,672,181	85,601	1,237,775	101,391	13,017,780
EXPENSES:
Investment advisory fees	906,247	15,812	155,873	12,600	5,390,782
Mauritius taxes paid	—	—	—	—	33,188
Total expenses before waivers	906,247	15,812	155,873	12,600	5,423,970
Less: waivers of expenses from advisor	(288,059)	—	—	—	—
Net expenses	618,188	15,812	155,873	12,600	5,423,970
Net investment income	2,053,993	69,789	1,081,902	88,791	7,593,810
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS:
Net realized gain (loss) on:
Investments	583,193	(164,589)	(1,673,159)	(53,253)	(13,799,393)
In-Kind Redemptions	—	—	—	21,089	—
Foreign currency transactions	(215,858)	(4,241)	(44,716)	(3,475)	(318,020)
Net realized gain (loss)	367,335	(168,830)	(1,717,875)	(35,639)	(14,117,413)
Change in unrealized appreciation (depreciation) on:
Investments	1,790,165	(351,244)	(2,859,804)	(105,695)	(10,819,378)
Foreign currency translation	(12,567)	(4,154)	(20,797)	(1,511)	(67,030)
Change in unrealized appreciation (depreciation)	1,777,598	(355,398)	(2,880,601)	(107,206)	(10,886,408)
Net realized and unrealized gain (loss) on investments and foreign currency translation	2,144,933	(524,228)	(4,598,476)	(142,845)	(25,003,821)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,198,926	$(454,439)	$(3,516,574)	$(54,054)	$(17,410,011)
* Net of foreign taxes withheld of:	$288,799	$10,056	$586	$10,382	$824,679
1	Represents the period April 23, 2014 (commencement of operations) to September 30, 2014.

The accompanying notes are an integral part of these financial statements.

34   EGA Emerging Global Shares Trust

	EGShares Emerging Markets Core ETF (Consolidated)	EGShares Emerging Markets Dividend Growth ETF	EGShares Emerging Markets Domestic Demand ETF (Consolidated)	EGShares India Consumer ETF (Consolidated)	EGShares India Infrastructure ETF (Consolidated)	EGShares India Small Cap ETF (Consolidated)	EGShares Low Volatility Emerging Markets Dividend ETF (Consolidated)
INVESTMENT INCOME:
Dividend income*	$66,415	$27,434	$347,639	$60,342	$426,369	$297,490	$1,797,083
Interest income	—	—	2	—	—	—	4
Total investment income	66,415	27,434	347,641	60,342	426,369	297,490	1,797,087
EXPENSES:
Investment advisory fees	15,237	4,910	109,448	29,129	200,188	113,701	227,506
Mauritius taxes paid	402	—	165	723	9,226	12,193	11,820
Total expenses before waivers	15,639	4,910	109,613	29,852	209,414	125,894	239,326
Less: waivers of expenses from advisor	—	—	—	—	—	—	—
Net expenses	15,639	4,910	109,613	29,852	209,414	125,894	239,326
Net investment income	50,776	22,524	238,028	30,490	216,955	171,596	1,557,761
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS:
Net realized gain (loss) on:
Investments	(4,201)	19,282	58,409	(15,830)	(168,962)	69,106	(303,607)
In-Kind Redemptions	—	36,911	457,727	—	—	—	383,575
Foreign currency transactions	(213)	627	(715)	(316)	(154,051)	(71,768)	(98,797)
Net realized gain (loss)	(4,414)	56,820	515,421	(16,146)	(323,013)	(2,662)	(18,829)
Change in unrealized appreciation (depreciation) on:
Investments	158,528	(60,813)	514,021	1,416,389	(1,241,820)	3,315,553	(560,978)
Foreign currency translation	(361)	(17)	(2,642)	(866)	(11,332)	(10,818)	(18,983)
Change in unrealized appreciation (depreciation)	158,167	(60,830)	511,379	1,415,523	(1,253,152)	3,304,735	(579,961)
Net realized and unrealized gain (loss) on investments and foreign currency translation	153,753	(4,010)	1,026,800	1,399,377	(1,576,165)	3,302,073	(598,790)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$204,529	$18,514	$1,264,828	$1,429,867	$(1,359,210)	$3,473,669	$958,971
* Net of foreign taxes withheld of:	$7,782	$3,496	$36,577	$—	$—	$—	$198,277
1	Represents the period April 23, 2014 (commencement of operations) to September 30, 2014.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   35

Statements of Changes in Net Assets
EGA Emerging Global Shares Trust

September 30, 2014

	EGShares Beyond BRICs ETF		EGShares Blue Chip ETF	EGShares Brazil Infrastructure ETF		EGShares EM Dividend High Income ETF
	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Period April 23, 2014(1) Through September 30, 2014 (Unaudited)	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Period August 15, 2013(1) Through March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,053,993	$826,664	$69,789	$1,081,902	$2,021,937	$88,791	$67,674
Net realized gain (loss) on investments and foreign currency transactions	367,335	(616,386)	(168,830)	(1,717,875)	(15,042,476)	(35,639)	(130,432)
Net unrealized appreciation (depreciation) on investments and foreign currency translation	1,777,598	762,595	(355,398)	(2,880,601)	(2,822,986)	(107,206)	(86,099)
Net increase (decrease) in net assets resulting from operations	4,198,926	972,873	(454,439)	(3,516,574)	(15,843,525)	(54,054)	(148,857)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(198,374)	—	—	(1,708,565)	(105,527)	(40,624)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	232,688,710	41,935,626	8,075,632	10,571,198	—	3,006,418	4,087,632
Cost of shares redeemed	—	(1,012,903)	—	(19,392,818)	(25,277,961)	(2,908,695)	(1,047,917)
Transaction fees	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	232,688,710	40,922,723	8,075,632	(8,821,620)	(25,277,961)	97,723	3,039,715
Net Increase (Decrease) in Net Assets	236,887,636	41,697,222	7,621,193	(12,338,194)	(42,830,051)	(61,858)	2,850,234
NET ASSETS:
Beginning of period	49,385,137	7,687,915	—	36,909,283	79,739,334	2,850,234	—
End of period	$286,272,773	$49,385,137	$7,621,193	$24,571,089	$36,909,283	$2,788,376	$2,850,234
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,674,416	$620,423	$69,789	$1,125,234	$43,332	$8,092	$24,828
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,350,000	350,000	—	2,250,000	3,750,000	150,000	—
Shares sold	10,600,000	2,050,000	400,000	600,000	—	150,000	200,000
Shares redeemed	—	(50,000)	—	(1,150,000)	(1,500,000)	(150,000)	(50,000)
Shares outstanding, end of period	12,950,000	2,350,000	400,000	1,700,000	2,250,000	150,000	150,000
1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

36   EGA Emerging Global Shares Trust

	EGShares Emerging Markets Consumer ETF (Consolidated)		EGShares Emerging Markets Core ETF (Consolidated)		EGShares Emerging Markets Dividend Growth ETF		EGShares Emerging Markets Domestic Demand ETF (Consolidated)
	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Period July 1, 2013(1) Through March 31, 2014	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$7,593,810	$13,559,582	$50,776	$71,737	$22,524	$28,170	$238,028	$73,170
Net realized gain (loss) on investments and foreign currency transactions	(14,117,413)	39,433,848	(4,414)	(9,421)	56,820	(99,342)	515,421	(452,961)
Net unrealized appreciation (depreciation) on investments and foreign currency translation	(10,886,408)	(52,276,450)	158,167	(76,301)	(60,830)	61,160	511,379	1,352,776
Net increase (decrease) in net assets resulting from operations	(17,410,011)	716,980	204,529	(13,985)	18,514	(10,012)	1,264,828	972,985
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(9,529,880)	—	(70,906)	(6,245)	(33,472)	—	(44,840)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	50,507,270	568,682,184	—	1,994,833	—	3,041,849	6,052,949	21,397,580
Cost of shares redeemed	—	(211,670,993)	—	(1,994,464)	(995,743)	(1,041,849)	(3,636,368)	(1,111,765)
Transaction fees	1,731	7,917	(909)	(764)	—	—	(575)	(977)
Net increase (decrease) in net assets resulting from capital share transactions	50,509,001	357,019,108	(909)	(395)	(995,743)	2,000,000	2,416,006	20,284,838
Net Increase (Decrease) in Net Assets	33,098,990	348,206,208	203,620	(85,286)	(983,474)	1,956,516	3,680,834	21,212,983
NET ASSETS:
Beginning of period	1,233,682,571	885,476,363	4,087,928	4,173,214	1,956,516	—	23,428,874	2,215,891
End of period	$1,266,781,561	$1,233,682,571	$4,291,548	$4,087,928	$973,042	$1,956,516	$27,109,708	$23,428,874
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$8,887,893	$1,294,083	$56,249	$5,473	$3,808	$(12,471)	$262,971	$24,943
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	46,500,000	33,400,000	200,000	200,000	100,000	—	1,050,000	100,000
Shares sold	1,800,000	21,150,000	—	100,000	—	150,000	250,000	1,000,000
Shares redeemed	—	(8,050,000)	—	(100,000)	(50,000)	(50,000)	(150,000)	(50,000)
Shares outstanding, end of period	48,300,000	46,500,000	200,000	200,000	50,000	100,000	1,150,000	1,050,000
1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   37

Statements of Changes in Net Assets   (concluded)
EGA Emerging Global Shares Trust

September 30, 2014

	EGShares India Consumer ETF (Consolidated)		EGShares India Infrastructure ETF (Consolidated)
	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$30,490	$24,732	$216,955	$417,092
Net realized gain (loss) on investments and foreign currency transactions	(16,146)	(306,610)	(323,013)	(36,258,281)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,415,523	650,234	(1,253,152)	26,140,305
Net increase (decrease) in net assets resulting from operations	1,429,867	368,356	(1,359,210)	(9,700,884)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(2,053,052)
Return of Capital	—	—	—	—
Total distribution	—	—	—	(2,053,052)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,871,751	—	42,001,902	19,242,356
Cost of shares redeemed	—	(2,051,517)	(8,889,857)	(41,412,898)
Transaction fees	(1,743)	(3,208)	2,698	(2,231)
Net increase (decrease) in net assets resulting from capital share transactions	2,870,008	(2,054,725)	33,114,743	(22,172,773)
Net Increase (Decrease) in Net Assets	4,299,875	(1,686,369)	31,755,533	(33,926,709)
NET ASSETS:
Beginning of period	4,944,699	6,631,068	17,586,465	51,513,174
End of period	$9,244,574	$4,944,699	$49,341,998	$17,586,465
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$30,490	$—	$264,322	$47,367
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	200,000	300,000	1,550,000	4,200,000
Shares sold	100,000	—	2,900,000	1,550,000
Shares redeemed	—	(100,000)	(650,000)	(4,200,000)
Shares outstanding, end of period	300,000	200,000	3,800,000	1,550,000
1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

38   EGA Emerging Global Shares Trust

	EGShares India Small Cap ETF (Consolidated)		EGShares Low Volatility Emerging Markets Dividend ETF (Consolidated)
	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$171,596	$433,144	$1,557,761	$3,202,114
Net realized gain (loss) on investments and foreign currency transactions	(2,662)	(2,986,133)	(18,829)	(14,363,763)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	3,304,735	2,708,685	(579,961)	(4,924,574)
Net increase (decrease) in net assets resulting from operations	3,473,669	155,696	958,971	(16,086,223)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(387,083)	(1,048,125)	(3,286,653)
Return of Capital	—	—	—	(174,637)
Total distribution	—	(387,083)	(1,048,125)	(3,461,290)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,647,998	1,064,537	—	51,196,661
Cost of shares redeemed	(5,632,824)	(5,433,857)	(11,793,111)	(63,434,762)
Transaction fees	(1,142)	(2,658)	(1,516)	(998)
Net increase (decrease) in net assets resulting from capital share transactions	7,014,032	(4,371,978)	(11,794,627)	(12,239,099)
Net Increase (Decrease) in Net Assets	10,487,701	(4,603,365)	(11,883,781)	(31,786,612)
NET ASSETS:
Beginning of period	16,560,128	21,163,493	57,335,146	89,121,758
End of period	$27,047,829	$16,560,128	$45,451,365	$57,335,146
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$217,634	$46,038	$185,589	$(324,047)
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	1,300,000	1,700,000	3,550,000	4,500,000
Shares sold	750,000	100,000	—	2,750,000
Shares redeemed	(350,000)	(500,000)	(700,000)	(3,700,000)
Shares outstanding, end of period	1,700,000	1,300,000	2,850,000	3,550,000
1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   39

Financial Highlights
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Beyond BRICs ETF

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014		For the Period August 15, 2012(1) Through March 31, 2013
Net asset value, beginning of period	$21.01		$21.97		$20.00
Investment operations:
Net investment income(2)	0.21		0.99		0.17
Net realized and unrealized gain (loss) on investments and foreign currency translation	0.89		(1.77	)(3)	1.91
Total from investment operations	1.10		(0.78)		2.08
Distributions to shareholders:
Net investment income	—		(0.18)		(0.11)
Net asset value, end of period	$22.11		$21.01		$21.97
NET ASSET VALUE TOTAL RETURN(4)	5.24%		(3.51)%		10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$286,273		$49,385		$7,688
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(5)(8)	0.58	%(6)	0.66%		0.85	%(6)
Expenses, prior to expense reimbursements/waivers(5)(8)	0.85	%(6)	0.85%		2.43	%(6)
Net investment income	1.93	%(6)	4.92%		1.26	%(6)
Portfolio turnover rate	28	%(7)	63%		1	%(7)

EGShares Blue Chip ETF

	For the Period April 23, 2014(1) Through September 30, 2014 (Unaudited)
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income(2)	0.24
Net realized and unrealized loss on investments and foreign currency translation	(1.19)
Total from investment operations	(0.95)
Net asset value, end of period	$19.05
NET ASSET VALUE TOTAL RETURN(4)	(4.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,621
Ratios to average net assets:
Expenses	0.60	%(6)
Net investment income	2.65	%(6)
Portfolio turnover rate	83	%(7)
1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
5	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
6	Annualized.
7	Not Annualized.
8	Effective October 1, 2013 the Fund entered into a fee waiver agreement pursuant to which the Advisor has agreed to waive its advisory fee to 0.58% of the Fund’s average daily net assets (See Note 9).

The accompanying notes are an integral part of these financial statements.

40   EGA Emerging Global Shares Trust

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Brazil Infrastructure ETF

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period February 24, 2010(1) Through March 31, 2010
Net asset value, beginning of period	$16.40		$21.26	$24.21	$25.38	$20.55	$20.00
Investment operations:
Net investment income (loss)(2)	0.50		0.63	0.71	0.96	0.47	0.03
Net realized and unrealized
gain (loss) on investments and foreign currency translation	(2.45)		(4.94)	(2.84)	(1.15)	4.67	0.52	(3)
Total from investment operations	(1.95)		(4.31)	(2.13)	(0.19)	5.14	0.55
Distributions to shareholders:
Net investment income	—		(0.55)	(0.82)	(0.98)	(0.31)	—
Net asset value, end of period	$14.45		$16.40	$21.26	$24.21	$25.38	$20.55
NET ASSET VALUE TOTAL RETURN(4)	(11.89)%		(20.36)%	(8.63)%	(0.04)%	25.16%	2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000’s omitted)	$24,571		$36,909	$79,739	$89,591	$83,760	$11,303
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(5)(7)	0.85	%(6)	0.85%	0.85%	0.88%	0.85%	0.85	%(6)
Expenses, prior to expense reimbursements/waivers(5)(7)	0.85	%(6)	0.85%	1.52%	1.51%	1.91%	5.67	%(6)
Net investment income	5.90	%(6)	3.52%	3.31%	4.10%	2.09%	1.58	%(6)
Portfolio turnover rate	53	%(8)	68%	30%	30%	35%	1	%(8)

EGShares EM Dividend High Income ETF

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Period August 15, 2013(1) Through March 31, 2014
Net asset value, beginning of period	$19.00		$20.00
Investment operations:
Net investment income(2)	0.60		0.50
Net realized and unrealized loss on investments and foreign currency translation	(0.09)		(1.19)
Total from investment operations	0.51		(0.69)
Distributions to shareholders:
Net investment income	(0.92)		(0.31)
Net asset value, end of period	$18.59		$19.00
NET ASSET VALUE TOTAL RETURN(4)	2.56%		(3.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,788		$2,850
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85	%(6)	0.85	%(6)
Expenses, prior to expense reimbursements/waivers	0.85	%(6)	0.85	%(6)
Net investment income	5.99	%(6)	4.11	%(6)
Portfolio turnover rate	40	%(8)	61	%(8)
1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
5	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
6	Annualized.
7	The ratio includes 0.03% for the period ended March 31, 2012 attributed to tax expense, which is outside the expense cap in place at that time.
8	Not Annualized.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   41

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Consumer ETF (Consolidated)

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period September 14, 2010(1) Through March 31, 2011
Net asset value, beginning of period	$26.53		$26.51	$24.77	$22.76	$20.00
Investment operations:
Net investment income(2)	0.16		0.31	0.17	0.17	0.04
Net realized and unrealized gain (loss) on investments and foreign currency translation	(0.46)		(0.09)	1.68	1.96	2.74
Total from investment operations	(0.30)		0.22	1.85	2.13	2.78
Distributions to shareholders:
Net investment income	—		(0.20)	(0.11)	(0.12)	(0.02)
Net asset value, end of period	$26.23		$26.53	$26.51	$24.77	$22.76
NET ASSET VALUE TOTAL RETURN(3)	(1.13)%		0.82%	7.46%	9.44%	13.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,266,782		$1,233,683	$885,476	$402,466	$194,611
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(6)	0.83	%(4)	0.84%	0.85%	0.85%	0.85	%(4)
Expenses, prior to expense reimbursements/waivers(6)	0.83	%(4)	0.84%	1.23%	1.31%	1.44	%(4)
Net investment income	1.16	%(4)	1.20%	0.68%	0.76%	0.37	%(4)
Portfolio turnover rate	6	%(5)	14%	7%	3%	9	%(5)

EGShares Emerging Markets Core ETF (Consolidated)

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Period October 16, 2012(1) Through March 31, 2013
Net asset value, beginning of period	$20.44		$20.87	$20.00
Investment operations:
Net investment income(2)	0.25		0.36	0.09
Net realized and unrealized gain (loss) on investments and foreign currency translation	0.77		(0.44)	0.82
Total from investment operations	1.02		(0.08)	0.91
Distributions to shareholders:
Net investment income	—		(0.35)	(0.04)
Net asset value, end of period	$21.46		$20.44	$20.87
NET ASSET VALUE TOTAL RETURN(3)	4.99%		(0.36)%	4.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,292		$4,088	$4,173
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(6)(7)	0.71	%(4)	0.70%	0.70	%(4)
Expenses, prior to expense reimbursements/waivers(6)(7)	0.71	%(4)	0.70%	11.94	%(4)
Net investment income	2.33	%(4)	1.76%	0.96	%(4)
Portfolio turnover rate	15	%(5)	16%	3	%(5)
1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
4	Annualized.
5	Not Annualized.
6	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
7	The ratio includes 0.01% for the period ended September 30, 2014 attributed to tax expense, which is outside the Unified Fee.

The accompanying notes are an integral part of these financial statements.

42   EGA Emerging Global Shares Trust

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Dividend Growth ETF

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Period July 1, 2013(1) Through March 31, 2014
Net asset value, beginning of period	$19.57		$20.00
Investment operations:
Net investment income(2)	0.40		0.28
Net realized and unrealized loss on investments and foreign currency translation	(0.39)		(0.38)
Total from investment operations	0.01		(0.10)
Distributions to shareholders:
Net investment income	(0.12)		(0.33)
Net asset value, end of period	$19.46		$19.57
NET ASSET VALUE TOTAL RETURN(3)	0.06%		(0.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$973		$1,957
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85	%(4)	0.85	%(4)
Expenses, prior to expense reimbursements/waivers	0.85	%(4)	0.85	%(4)
Net investment income	3.89	%(4)	1.91	%(4)
Portfolio turnover rate	2	%(5)	59	%(5)

EGShares Emerging Markets Domestic Demand ETF (Consolidated)

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Period August 15, 2012(1) Through March 31, 2013
Net asset value, beginning of period	$22.31		$22.16	$20.00
Investment operations:
Net investment income(2)	0.22		0.23	0.13
Net realized and unrealized gain on investments and foreign currency translation	1.04		0.14	2.11
Total from investment operations	1.26		0.37	2.24
Distributions to shareholders:
Net investment income	—		(0.22)	(0.08)
Net asset value, end of period	$23.57		$22.31	$22.16
NET ASSET VALUE TOTAL RETURN(3)	5.65%		1.70%	11.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,110		$23,429	$2,216
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(6)	0.85	%(4)	0.85%	0.85	%(4)
Expenses, prior to expense reimbursements/waivers(6)	0.85	%(4)	0.85%	4.53	%(4)
Net investment income	1.85	%(4)	1.09%	1.02	%(4)
Portfolio turnover rate	4	%(5)	159%	57	%(5)
1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
4	Annualized.
5	Not Annualized.
6	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   43

Financial Highlights  (continued)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Consumer ETF (Consolidated)

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013		For the Period August 10, 2011(1) Through March 31, 2012
Net asset value, beginning of period	$24.72		$22.10	$19.08		$20.00
Investment operations:
Net investment income (loss)(2)	0.13		0.11	(—	)(3)	(—	)(3)
Net realized and unrealized gain (loss) on investments and foreign currency translation	5.97		2.51	3.02	(4)	(0.92	)(4)
Total from investment operations	6.10		2.62	3.02		(0.92)
Net asset value, end of period	$30.82		$24.72	$22.10		$19.08
NET ASSET VALUE TOTAL RETURN(5)	24.68%		11.86%	15.83%		(4.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,245		$4,945	$6,631		$1,908
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(9)(10)	0.90	%(6)	0.89%	0.89%		0.89	%(6)
Expenses, prior to expense reimbursements/waivers(9)(10)	0.90	%(6)	0.89%	4.31%		6.16	%(6)
Net investment income (loss)	0.93	%(6)	0.50%	(0.00	)%(7)	(0.04	)%(6)
Portfolio turnover rate	2	%(8)	43%	50%		104	%(8)

EGShares India Infrastructure ETF (Consolidated)

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period August 11, 2010(1) Through March 31, 2011
Net asset value, beginning of period	$11.35		$12.27	$14.99	$19.40	$20.00
Investment operations:
Net investment income(2)	0.06		0.13	0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments and foreign currency translation	1.57		0.27 (4)	(2.60)	(4.39)	(0.61)
Total from investment operations	1.63		0.40	(2.53)	(4.33)	(0.60)
Distributions to shareholders:
Net investment income	—		(1.32)	(0.19)	(0.08)	—
Net asset value, end of period	$12.98		$11.35	$12.27	$14.99	$19.40
NET ASSET VALUE TOTAL RETURN(5)	14.36%		4.04%	(17.08)%	(22.19)%	(3.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,342		$17,586	$51,513	$60,703	$85,377
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(9)(11)	0.87	%(6)	0.86%	0.85%	0.85%	0.85	%(6)
Expenses, prior to expense reimbursements/waivers(9)(11)	0.87	%(6)	0.86%	1.61%	1.69%	2.24	%(6)
Net investment income	0.92	%(6)	1.18%	0.53%	0.39%	0.11	%(6)
Portfolio turnover rate	60	%(8)	76%	24%	23%	9	%(8)
1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $(0.005).
4	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
5	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
6	Annualized.
7	Less than (0.005)%.
8	Not annualized.
9	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
10	The ratio includes 0.01% for the period ended September 30, 2014 attributed to tax expense, which is outside the Unified Fee.
11	The ratio includes 0.02% and 0.01% for the periods ended September 30, 2014 and March 31, 2014, respectively, attributed to tax expense, which is outside the Unified Fee.

The accompanying notes are an integral part of these financial statements.

44   EGA Emerging Global Shares Trust

Financial Highlights  (concluded)
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Small Cap ETF (Consolidated)

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013		For the Year Ended March 31, 2012	For the Period July 7, 2010(1) Through March 31, 2011
Net asset value, beginning of period	$12.74		$12.45	$14.39		$19.29	$20.00
Investment operations:
Net investment income (loss)(2)	0.10		0.26	0.10		0.14	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency translation	3.07		0.25 (3)	(1.94)		(4.88)	(0.68)
Total from investment operations	3.17		0.51	(1.84)		(4.74)	(0.69)
Distributions to shareholders:
Net investment income	—		(0.22)	(0.10)		(0.16)	(0.02)
Return of Capital	—		—	(—	)(10)	—	—
Total distributions	—		(0.22)	(0.10)		(0.16)	(0.02)
Net asset value, end of period	$15.91		$12.74	$12.45		$14.39	$19.29
NET ASSET VALUE TOTAL RETURN(4)	24.88%		4.29%	(12.87)%		(24.33)%	(3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,048		$16,560	$21,163		$26,616	$34,729
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(7)(8)	0.90	%(5)	0.86%	0.85%		0.85%	0.90	%(5)(9)
Expenses, prior to expense reimbursements/waivers(7)(8)	0.90	%(5)	0.86%	2.09%		2.26%	3.12	%(5)
Net investment income (loss)	1.28	%(5)	2.36%	0.76%		0.84%	(0.06	)%(5)
Portfolio turnover rate	28	%(6)	56%	43%		125%	1	%(6)

EGShares Low Volatility Emerging Markets Dividend ETF (Consolidated)

	For the Period April 1, 2014 Through September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Year Ended March 31, 2013		For the Period August 4, 2011(1) Through March 31, 2012
Net asset value, beginning of period	$16.15		$19.80	$20.09		$20.00
Investment operations:
Net investment income(2)	0.49		0.64	0.86		0.33
Net realized and unrealized gain (loss) on investments and foreign currency translation	(0.33)		(3.61)	(0.09	)(3)	0.13
Total from investment operations	0.16		(2.97)	0.77		0.46
Distributions to shareholders:
Net investment income	(0.36)		(0.65)	(1.06)		(0.37)
Return of Capital	—		(0.03)	—		—
Total distributions	(0.36)		(0.68)	(1.06)		(0.37)
Net asset value, end of period	$15.95		$16.15	$19.80		$20.09
NET ASSET VALUE TOTAL RETURN(4)	0.88%		(15.14)%	4.12%		2.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$45,451		$57,335	$89,122		$59,255
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(7)(11)	0.87	%(5)	0.85%	0.85%		0.85	%(5)
Expenses, prior to expense reimbursements/waivers(7)(11)	0.87	%(5)	0.85%	1.43%		2.07	%(5)
Net investment income	5.82	%(5)	3.54%	4.45%		2.62	%(5)
Portfolio turnover rate	84	%(6)	137%	86%		45	%(6)
1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
5	Annualized.
6	Not annualized.
7	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee. See Note 9 for additional information.
8	The ratio includes 0.05% and 0.01% for the periods ended September 30, 2014 and March 31, 2014, respectively, attributed to tax expense, which is outside the Unified Fee.
9	The ratio includes 0.05% for the period ended March 31, 2011 attributed to interest expense, which was outside the expense cap in place at that time.
10	Less than $(0.005).
11	The ratio includes 0.02% for the period ended September 30, 2014 attributed to tax expense, which is outside the Unified Fee.

The accompanying notes are an integral part of these financial statements.

EGA Emerging Global Shares Trust   45

Notes to Financial Statements
September 30, 2014 (Unaudited)

1. ORGANIZATION

EGA Emerging Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of sixteen separate non-diversified series, twelve of which are active, and each of which tracks an underlying index (each, an “Underlying Index”). As of the date of this report, only the following exchange-traded funds (each an “ETF” or “Fund” and collectively the “ETFs” or “Funds”) are being publicly offered:

Funds	Commencement Of Operations
EGShares Beyond BRICs ETF (“Beyond BRICs ETF”)	August 15, 2012
EGShares Blue Chip ETF (“Blue Chip ETF”)	April 23, 2014
EGShares Brazil Infrastructure ETF (“Brazil Infrastructure ETF”)	February 24, 2010
EGShares EM Dividend High Income ETF (“Dividend High Income ETF”)	August 15, 2013
EGShares Emerging Markets Consumer ETF (“Consumer ETF”)	September 14, 2010
EGShares Emerging Markets Core ETF (“Core ETF”)	October 16, 2012
EGShares Emerging Markets Dividend Growth ETF (“Dividend Growth ETF”)	July 1, 2013
EGShares Emerging Markets Domestic Demand ETF (“Domestic Demand ETF”)	August 15, 2012
EGShares India Consumer ETF (“India Consumer ETF”)	August 10, 2011
EGShares India Infrastructure ETF (“India Infrastructure ETF”)	August 11, 2010
EGShares India Small Cap ETF (“India Small Cap ETF”)	July 7, 2010
EGShares Low Volatility Emerging Markets Dividend ETF (“Low Volatility Dividend ETF”)	August 4, 2011

The Beyond BRICs ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the “Beyond BRICs Underlying Index”). The Beyond BRICs Underlying Index is designed to represent the performance of a diversified basket of 90 liquid companies in Emerging and Frontier markets ex Brazil, Russia, India, China (BRIC), Taiwan and Argentina as defined by FTSE’s Country Classification System. The index is market capitalization weighted, and will generally provide exposure up to 75% emerging markets and 25% frontier markets.

The Blue Chip ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Developed Markets Blue Chip EM Access Index (the “Blue Chip Underlying Index”). The Blue Chip Underlying Index is an equal-weighted equity index comprised of 30 well-established, widely recognized developed market companies that have quality, meaningful and growing revenue from emerging markets.

The Brazil Infrastructure ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Brazil Infrastructure Extended Index (the “BRXX Underlying Index”). The BRXX Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that FTSE determines to be representative of Brazil’s infrastructure industries.

The Dividend High Income ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Equal Weighted Emerging All Cap ex Taiwan Diversified Dividend Yield 50 Index (the “High Dividend Underlying Index”). The High Dividend Underlying Index is equally weighted and measures the stock performance of the top 50 emerging market companies ranked by trailing dividend yield, with a limit of no more than 10 stocks per industry and country applied.

The Consumer ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 Index (the “Consumer Titans Underlying Index”). The Consumer Titans Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading companies that S&P Dow Jones Indices determines to be representative of the emerging market Consumer Goods and Consumer Services Industries.

The Core ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the “Core Underlying Index”). The Core Underlying Index is comprised of 116 leading companies that S&P Dow Jones Indices determines to be representative of all industries in emerging market countries. The Fund invests in the constituent companies of the Core Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $1 billion at the time of purchase.

46   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

The Dividend Growth ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex Taiwan Diversified Capped Dividend Growth 50 Index (the “Dividend Growth Underlying Index”). The Dividend Growth Underlying Index is a capped free float market-cap weighted index that measures the stock performance of 50 emerging market companies with a high compounded annual dividend growth rate. The index has been designed to capture a broad spectrum of securities across emerging market countries that have been screened for consistent dividend quality.

The Domestic Demand ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Domestic Demand Index (the “EMDD Underlying Index”). The EMDD Underlying Index is free-float market capitalization-weighted stock market index comprised of 50 emerging markets companies in the consumer staples, consumer discretionary, telecommunication services, health care and the utilities sectors.

The India Consumer ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (the “India Consumer Underlying Index”). The India Consumer Underlying Index is comprised of 30 stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India.

The India Infrastructure ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index (the “India Infrastructure Underlying Index”). The India Infrastructure Underlying Index is a free-float capitalization-weighted stock market index comprised of 30 leading emerging market companies that Indxx, LLC determines to be representative of India’s infrastructure sectors that have a market capitalization of at least $200 million.

The India Small Cap ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (the “India Small Cap Underlying Index”). The India Small Cap Underlying Index is comprised of 75 stocks free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the small cap segment in India.

The Low Volatility Dividend ETF’s investment objective is to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index (the “HILO Underlying Index”). The HILO Underlying Index is a dividend yield weighted stock market index comprised of 30 emerging markets companies that have a high dividend yield and low beta. The Underlying Index is screened for size and liquidity, dividend quality and volatility.

2. CONSOLIDATION OF SUBSIDIARIES

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Consumer ETF	EG Shares Consumer Mauritius
Core ETF	EG Shares Core Mauritius
Domestic Demand ETF	EG Shares Domestic Demand Mauritius
India Consumer ETF	EG Shares India Consumer Mauritius
India Infrastructure ETF	EG Shares India Infrastructure Mauritius
India Small Cap ETF	EG Shares India Small Cap Mauritius
Low Volatility Dividend ETF	EG Shares High Income/Low Beta Mauritius

The Consumer ETF, Core ETF, Domestic Demand ETF and Low Volatility Dividend ETF may each invest its assets in a wholly owned subsidiary in Mauritius, which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in each ETF’s respective Underlying Index.

The India Consumer ETF, India Infrastructure ETF and India Small Cap ETF invest substantially all of their assets in wholly owned subsidiaries in Mauritius, which in turn invest virtually all of their assets in Indian securities, based on the number of Indian securities that are included in each ETF’s respective Underlying Index.

By investing in a wholly owned subsidiary, the Funds listed in the table above each obtain benefits under the tax treaty between Mauritius and India. Each subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized

EGA Emerging Global Shares Trust   47

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

capital gains should new legislation be passed to modify the current tax treaty with Mauritius. Any change in the provisions of this treaty could result in the imposition of withholding and other taxes on these ETFs by authorities in India. This would reduce the return on investment and the return received by each ETF’s shareholders.

A summary of each ETF’s investment in its corresponding subsidiary is as follows:

Funds	Inception Date Of Subsidiary	Subsidiary Net Assets at September 30, 2014	% of ETF’s Total Net Assets at September 30, 2014
Consumer ETF	September 14, 2010	$95,139,927	7.5%
Core ETF	October 16, 2012	565,151	13.2
Domestic Demand ETF	August 15, 2012	2,586,656	9.5
India Consumer ETF	August 10, 2011	9,250,243	100.1
India Infrastructure ETF	August 11, 2010	49,382,929	100.1
India Small Cap ETF	July 7, 2010	27,045,424	100.0
Low Volatility Dividend ETF	August 4, 2011	2,110,821	4.6

3. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the ETFs.

Indemnifications

In the normal course of business, the Trust enters into contracts on behalf of its series that contain a variety of representations that provide general indemnifications. The Trust’s series’ maximum exposure under these arrangements cannot be known as this would involve future claims that may be made against a series of the Trust that have not yet occurred; however, the Trust expects any risk of loss by a series to be remote. The assets of a series may not be used to satisfy the liabilities of any other series.

Investment Valuation

The Net Asset Value (“NAV”) per share is computed as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. The NAV per share of an ETF is computed by dividing the value of the ETF’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses) by the total number of shares outstanding at the time such computation is made.

Securities Valuation

Foreign equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded. U.S. listed equity securities and listed ADRs and GDRs are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. U.S. equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board of Trustees (the “Board”) believes accurately reflects fair value. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by management of the ETFs. Use of a rate different from the rate used by the index provider may adversely affect an ETF’s ability to track its Underlying Index.

Foreign Currency Translations

Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or

48   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in depositary receipts or ordinary shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The ETFs do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Security Transactions and Related Income

Investment transactions are recorded on trade date. The ETFs determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the accretion of discounts and amortization of premiums.

Federal Income Taxes

The Beyond BRICs ETF, Brazil Infrastructure ETF, Consumer ETF, Core ETF, Domestic Demand ETF, India Consumer ETF, India Infrastructure ETF, India Small Cap ETF and Low Volatility Dividend ETF have qualified and continue to qualify, and the Blue Chip ETF, Dividend High Income ETF, and Dividend Growth ETF intend to qualify, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, an ETF will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Each ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually (quarterly for Dividend Growth ETF and the Low Volatility Dividend ETF; monthly for Dividend High Income ETF), and will also declare and pay net realized capital gains, if any, at least annually, except where the costs of such distributions exceed the amount of tax that the distributions are intended to avoid, in which case the ETF will pay the applicable tax. An ETF may distribute such investment income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the ETF. Distributions to shareholders are recorded on the ex-dividend date.

The ETFs are subject to accounting standards that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken by the ETFs and whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Accounting for uncertainty in income taxes requires management of the ETFs to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. Open tax years are those years that are open for examination by the relevant income taxing authority. As of March 31, 2014, open federal and state income tax years include the tax years or periods ended March 31, 2011, March 31, 2012, March 31, 2013 and March 31, 2014. The ETFs have no examinations in progress.

There is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The ETFs are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Expenses

Expenses of the Trust, which are directly identifiable to a specific ETF, are applied to that ETF.

EGA Emerging Global Shares Trust   49

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

4. INVESTMENT RISKS

The ETFs are subject to emerging markets risk. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

The Beyond BRICs ETF concentrates its investments in industries to the same extent as the Beyond BRICs Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

The Blue Chip ETF concentrates its investments in industries to the same extent as the Blue Chip EM Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

The Brazil Infrastructure ETF only invests in Brazilian securities. Its NAV will therefore be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries.

The Brazil Infrastructure ETF and India Infrastructure ETF concentrate their investments in infrastructure industries to the same extent as their respective underlying indices, and as such, may be adversely affected by increased price volatility of securities in the infrastructure sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

The Dividend High Income ETF concentrates its investments in industries to the same extent as the High Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

The Consumer ETF and India Consumer ETF concentrate their investments in the consumer goods and services industries to the same extent as their respective underlying indices, and as such, may be adversely affected by increased price volatility of securities in the consumer goods and services industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

The Core ETF concentrates its investments in industries to the same extent as the Core Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

The Dividend Growth ETF concentrates its investments in industries to the same extent as the Dividend Growth Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

The Domestic Demand ETF concentrates its investments in industries to the same extent as the EMDD Underlying Index, and as such, may be adversely affected by increased price volatility of securities in the consumer goods, consumer services, health care, telecommunications and utilities industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

The India Consumer ETF, India Infrastructure ETF and India Small Cap ETF only invest in Indian securities. Their NAVs will therefore be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries.

The India Small Cap ETF primarily invests in small capitalization companies, and as such, may be adversely affected by increased price volatility of securities in that capitalization.

The Low Volatility Dividend ETF concentrates its investments in industries to the same extent as the HILO Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

50   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

5. DISTRIBUTION AGREEMENT

ALPS Distributors, Inc., (the “Distributor”) serves as the distributor of creation units (see Note 10) for the ETFs pursuant to a distribution agreement. The Distributor does not maintain a secondary market in shares. The ETFs have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2014, no fees were paid by the ETFs under the Plan, and there are no current plans to impose these fees.

6. FEDERAL INCOME TAX MATTERS

For the period ended September 30, 2014, federal tax cost of investments and net unrealized appreciation (depreciation) were as follows:

Funds	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Beyond BRICs ETF	$280,991,435	$10,028,394	$(6,571,159)	$3,457,235
Blue Chip ETF	7,906,285	142,991	(494,235)	(351,244)
Brazil Infrastructure ETF	26,709,433	2,028,716	(4,578,684)	(2,549,968)
Dividend High Income ETF	2,942,896	41,904	(236,753)	(194,849)
Consumer ETF	1,265,591,018	137,139,938	(137,656,314)	(516,376)
Core ETF	4,110,417	516,850	(346,092)	170,758
Dividend Growth ETF	967,084	55,994	(58,101)	(2,107)
Domestic Demand ETF	25,289,258	2,565,910	(762,741)	1,803,169
India Consumer ETF	6,918,305	2,364,660	(76,235)	2,288,425
India Infrastructure ETF	54,496,246	4,418,811	(9,044,296)	(4,625,485)
India Small Cap ETF	23,900,600	5,258,310	(2,192,886)	3,065,424
Low Volatility Dividend ETF	46,399,254	1,141,469	(1,906,072)	(764,603)

For the year or period ended March 31, 2014, the components of accumulated earnings (losses) on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Beyond BRICs ETF	$620,423	$(453,349)	$1,116,800	$1,283,874
Brazil Infrastructure ETF	43,332	(24,320,322)	313,332	(23,963,658)
Dividend High Income ETF	24,827	(132,118)	(88,293)	(195,584)
Consumer ETF	1,294,083	(10,028,047)	10,324,233	1,590,269
Core ETF	8,297	(64,268)	12,397	(43,574)
Dividend Growth ETF	789	(119,143)	58,707	(59,647)
Domestic Demand ETF	24,943	(187,026)	1,291,861	1,129,778
India Consumer ETF	—	(588,311)	872,622	284,311
India Infrastructure ETF	73,223	(46,291,431)	(3,381,550)	(49,599,758)
India Small Cap ETF	49,753	(16,965,807)	(248,410)	(17,164,464)
Low Volatility Dividend ETF	—	(22,358,912)	(198,631)	(22,557,543)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark to market on Passive Foreign Investment Companies (“PFIC”) securities and deferral of post-October and December losses.

EGA Emerging Global Shares Trust   51

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind, PFIC sales adjustments, non-deductible offering costs, return of capital distributions and tax treatment of currency gains and losses. Results of operations and net assets were not affected by these reclassifications.

Certain net losses incurred after October 31 and December 31, and within the taxable year or period are deemed to arise on the first business day of the ETFs’ next taxable year. For the year or period ended March 31, 2014, the ETFs deferred to April 1, 2014 these losses of:

Funds	Late Year Ordinary Losses	Post October Capital Losses
Beyond BRICs ETF	$—	$101,258
Brazil Infrastructure ETF	—	6,829,467
Dividend High Income ETF	—	125,758
Consumer ETF	—	4,351,143
Core ETF	—	6,679
Dividend Growth ETF	1,230	105,525
Domestic Demand ETF	—	183,267
India Consumer ETF	—	—
India Infrastructure ETF	—	345,529
India Small Cap ETF	—	2,302,660
Low Volatility Dividend ETF	—	9,142,967

At March 31, 2014, for federal income tax purposes, the following ETFs had capital loss carryforwards available to offset future capital gains:

	Carryforwards with No Expiration*		Carryforwards Expiring In
Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Fiscal Year 2018	Fiscal Year 2019
Beyond BRICs ETF	$143,415	$208,676	$—	$—
Brazil Infrastructure ETF	5,982,230	11,508,625	—	—
Dividend High Income ETF	6,360	—	—	—
Consumer ETF	715,076	4,961,828	—	—
Core ETF	57,589	—	—	—
Dividend Growth ETF	358	—	—	—
Domestic Demand ETF	3,759	—	—	—
India Consumer ETF	588,311	—	—	—
India Infrastructure ETF	12,652,391	33,293,511	—	—
India Small Cap ETF	4,609,309	10,053,838	—	—
Low Volatility Dividend ETF	10,531,715	2,360,183	—	—
*	Capital loss carryforwards for tax years beginning after December 22, 2010 do not expire and are carried forward in character. Amounts are subject to IRC Section 382-384 limitation in subsequent years.

7. FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for

52   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs and methodology used for valuing the securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes inputs used as of September 30, 2014 in valuing the ETFs’:

	Beyond BRICs ETF*	Blue Chip ETF*	Brazil Infrastructure ETF**	Dividend High Income ETF*	Consumer ETF*	Core ETF*	Dividend Growth ETF*
Assets
Level 1
Common Stocks	$284,448,670	$7,555,041	$24,159,465	$2,748,047	$1,265,074,642	$4,281,079	$964,977
Rights	—	—	—	—	—	96	—
Total	$284,448,670	$7,555,041	$24,159,465	$2,748,047	$1,265,074,642	$4,281,175	$964,977

	Domestic Demand ETF*	India Consumer ETF**	India Infrastructure ETF**	India Small Cap ETF**	Low Volatility Dividend ETF*
Assets
Level 1
Common Stocks	$27,092,427	$9,206,730	$49,870,761	$26,956,594	$45,591,099
Level 2
Rights	—	—	—	—	43,552
Level 3
Common Stocks	—	—	—	9,430	—
Total	$27,092,427	$9,206,730	$49,870,761	$26,966,024	$45,634,651
*	Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.
**	Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

EGA Emerging Global Shares Trust   53

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended September 30, 2014:

India Small Cap ETF
Common Stocks Basic Materials
Balance as of March 31, 2014	$9,752
Realized gain (loss)(1)	—
Change in unrealized appreciation (depreciation)(2)	(322)
Purchases	—
Sales	—
Transfers into Level 3(3)	—
Transfers out of Level 3(4)	—
Balance as of September 30, 2014	$9,430
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2014 is:	$(322)
1	This amount is included in net realized gain (loss) from investment transactions in the Statement of Operations.
2	This amount is included in the net change in unrealized appreciation (depreciation) from investment transactions in the Statement of Operations.
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
3	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.
4	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board. The significant inputs for the valuation methodology for the India Small Cap ETF, after consideration of quantitative and fundamental factors, were duration of fair valuation event and an illiquidity discount.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include duration of fair valuation event, comparable benchmark performance, and an illiquidity discount. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of securities that are fair valued for more than five days.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of September 30, 2014 in valuing Level 3 securities:

India Small Cap ETF	Fair Value	Valuation Technique	Unobservable Input	Value of Unobservable Inputs
Investments in Securities
Common Stocks
Basic Materials	$9,430	Adjustment to market based on duration of fair value event and illiquidity discount	Illiquidity Discount	88.4%

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

54   EGA Emerging Global Shares Trust

Notes to Financial Statements  (continued)
September 30, 2014 (Unaudited)

8. INVESTMENT TRANSACTIONS

The table below displays each ETF’s investment transactions during the period ended September 30, 2014. The Purchases column represents the aggregate purchases of investments excluding cost of in-kind purchases and short-term investments. The Sales column represents the aggregate sales of investments excluding proceeds from in-kind sales and short-term investments. Purchases In-Kind are the aggregate of all in-kind purchases and Sales In-Kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Beyond BRICs ETF	$159,023,652	$58,923,215	$133,006,838	$—
Blue Chip ETF	5,174,960	5,131,107	8,027,021	—
Brazil Infrastructure ETF	18,877,345	27,015,925	—	—
Dividend High Income ETF	1,058,880	1,059,273	1,974,346	1,912,279
Consumer ETF	93,970,763	75,728,059	40,818,442	—
Core ETF	687,563	637,096	—	—
Dividend Growth ETF	26,427	213,818	—	806,687
Domestic Demand ETF	4,203,403	1,084,636	2,393,461	2,759,358
India Consumer ETF	3,026,293	151,152	—	—
India Infrastructure ETF	60,367,494	26,593,851	—	—
India Small Cap ETF	14,264,390	7,214,374	—	—
Low Volatility Dividend ETF	44,066,247	47,440,513	—	7,785,260

9. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Effective April 1, 2013, EGA replaced the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating expenses of the ETFs without any increase in EGA’s advisory fee. The ETFs were previously obligated to pay these expenses through March 31, 2013, although EGA had entered into annual voluntary expense waiver and reimbursement agreements that capped an ETF’s ordinary operating expenses at the same rate as EGA’s advisory fee. Under the Unified Fee, EGA pays all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan (if ever implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Effective July 1, 2013, the advisory fee for Consumer ETF changed from 0.85% of the average daily net assets to the following tiered structure: 0.85% of average daily net assets up to $1 billion; 0.75% of average daily net assets between $1 billion and $2 billion; 0.70% of average daily next assets over and above $2 billion.

Effective October 1, 2013, the Trust and EGA, advisor to the Beyond BRICs ETF, have entered into a written fee waiver agreement (“Fee Waiver Agreement”) pursuant to which EGA has agreed to waive its advisory fee to 0.58% of the Beyond BRICs ETF Fund’s average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding for two years. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

The Bank of New York Mellon serves as the ETFs’ Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

Since 2009, ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provided a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Officer (“AML Officer”) as well as certain additional compliance support functions under a Compliance Services Agreement. AFS has also provided a Principal Financial Officer to the Trust under a PFO Services Agreement. Effective March 1, 2013, the Board appointed an officer of EGA to serve as Principal Financial Officer to the Trust. Effective September 1, 2014, AFS is no longer providing Compliance or Anti-Money Laundering services to the Trust. An employee of EGA now serves as CCO and AML Officer for the Trust.

EGA Emerging Global Shares Trust   55

Notes to Financial Statements  (concluded)
September 30, 2014 (Unaudited)

10. CREATION AND REDEMPTION TRANSACTIONS

The ETFs issue and redeem shares on a continuous basis at NAV in blocks of 50,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.

Only “Authorized Participants” may purchase or redeem shares directly from an ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or do not have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Except as discussed below, the consideration for the purchase of Creation Units of an ETF generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a representation of the corresponding Underlying Index and an amount of cash. The consideration for the purchase of Creation Units of the Brazil Infrastructure ETF, India Consumer ETF, India Infrastructure ETF and India Small Cap ETF consists solely of cash in U.S. dollars. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant ETF for brokerage and market impact expenses relating to investing in portfolio securities. This charge is either debited or credited to Paid-in Capital.

11. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Since September 30, 2014, the following Funds paid dividends:

Funds	Ticker	Per Share Distributed	Payable Date
Dividend Growth ETF	EMDG	$0.07741	10/9/2014
Low Volatility Dividend ETF	HILO	$0.18121	10/9/2014
Dividend High Income ETF	EMHD	$0.08610	10/30/2014

Other than the above distributions, no notable events have occurred between year-end and the issuance of the financial statements.

56   EGA Emerging Global Shares Trust

Board of Trustees and Officers (Unaudited)

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450. The Statement of Additional Information includes additional information about Fund Trustee and is available, without charge, upon request at 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Name and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Robert Willens, 1946	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008.	17	Daxor Corp. (Medical Products and Biotechnology), since 2004.
Ron Safir, 1951	Trustee	Since 2009	Retired, since 2008.	17	None
Jeffrey D. Haroldson, 1957	Trustee	Since 2009	Bridgeton Holdings LLC (real estate investment and development), Chief Operating Officer & General Counsel, since 2013; Ridgewood Capital Advisors LLC (consulting and business advisory services), President since 2012; HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, 2004 to 2011.	17	None
Interested Trustees
Robert C. Holderith(3), 1960	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and Chief Executive Officer, since September 2008.	17	None
1	Each Trustee holds office for an indefinite term.
2	The “Fund Complex” consists of the EGA Frontier Diversified Core Fund and the Trust, which together consist of seventeen funds. As of September 30, 2014, thirteen funds were operational.
3	Mr. Holderith is considered to be an “interested persons” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ Advisor.

EGA Emerging Global Shares Trust   57

Board of Trustees and Officers (Unaudited)  (concluded)

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 53	Executive Vice President	Since 2011	Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).
Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 41	Treasurer, Principal Financial Officer and Assistant Secretary	Since 2013	Chief Operating Officer, since April 2014, Chief Financial Officer, since August 2012, Emerging Global Advisors, LLC; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank,
2002 to 2009.
Joseph Signora Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 37	Chief Compliance Officer	Since September 2014	Deputy Chief Compliance Officer, Emerging Global Advisors, LLC, since July 2014; Director of Compliance, Van Eck Associates Corp. (advisory firm), 2011 to June 2014; Vice President, Compliance, Artio Global Management LLC, 2007 to 2011.
1	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

58   EGA Emerging Global Shares Trust

General Information (Unaudited)

Investment Advisor

Emerging Global Advisors, LLC
155 West 19th Street, 3rd Floor
New York, NY 10011

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

You may obtain a description of the EGShares Funds’ proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (available by August 31) without charge, upon request, by calling1-888-800-4347 or visiting the funds website www.egshares.com, or by accessing the Securities Exchange Commission’s (the “SEC”) website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

Each of the Funds’ premium/discount information that is current as of the most recent quarter-end is available by visiting www.egshares.com or by calling (888) 800-4EGS (4347).

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares and other information.

EGA Emerging Global Shares Trust   59

EGA Emerging Global Shares Trust

171 East Ridgewood Avenue
Ridgewood, NJ 07450
(888) 800-4EGS(4347)
www.egshares.com

EGShares Beyond BRICs ETF

EGShares Blue Chip ETF

EGShares Brazil Infrastructure ETF

EGShares EM Dividend High Income ETF

EGShares Emerging Markets Consumer ETF

EGShares Emerging Markets Core ETF

EGShares Emerging Markets Dividend Growth ETF

EGShares Emerging Markets Domestic Demand ETF

EGShares India Consumer ETF

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	November 24, 2014

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	November 24, 2014

* Print the name and title of each signing officer under his or her signature.